                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05796
                                  ----------------------------------------------

                                FFTW Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        200 Park Avenue, 46th Floor, New York, NY         10166
--------------------------------------------------------------------------------
         (Address of principal executive offices)       (Zip code)

                           Stephen P. Casper
                           President and Principal Executive Officer
                           200 Park Avenue, 46th Floor, New York, NY 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                           with a copy to:
                           Jack Murphy, Esq.
                           Dechert
                           1775 I Street, N.W.,
                           Washington, D.C. 20006-2401
--------------------------------------------------------------------------------

Registrant's telephone number, including area code: 212-681-3000
                                                    ----------------------------

Date of fiscal year end: 12/31/2005
                         -------------------------

Date of reporting period: 1/1/2005 - 6/30/2005
                          ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

     (Semi-Annual Report for the period 1/1/05 through 6/30/05 is filed herewith)

FFTW FUNDS, INC.


SEMI-ANNUAL REPORT
JUNE 30, 2005


200 PARK AVENUE
NEW YORK, NY 10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

FFTW FUNDS, INC.

  PRESIDENT'S LETTER


                                                             August 25, 2005

Dear Shareholder,

     We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 2005.

     We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss objectives and results of each of our portfolios with you.


Sincerely,


/s/ Stephen P. Casper

Stephen P. Casper
President and Chief Executive Officer


This report must be accompanied or preceded by a prospectus. Mutual Fund investing involves risks. Principal loss is possible.

FFTW FUNDS, INC.

  TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
         U.S. Short-Term Portfolio                                   1
         Limited Duration Portfolio                                  6
         Mortgage-Backed Portfolio                                  10
         Worldwide Portfolio                                        20
         Worldwide Core Portfolio                                   32
         International Portfolio                                    38
         U.S. Inflation-Indexed Porfolio                            44
         Global Inflation-Indexed Hedged Porfolio                   46

STATEMENTS OF ASSETS AND LIABILITIES                                49

STATEMENTS OF OPERATIONS                                            52

STATEMENTS OF CHANGES IN NET ASSETS                                 55

FINANCIAL HIGHLIGHTS                                                60

NOTES TO FINANCIAL STATEMENTS                                       68

DIRECTORS AND OFFICERS                                              99

FFTW FUNDS, INC.

  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2005 (UNAUDITED)

                                                                            COUPON                         FACE
                                                                             RATE        MATURITY         AMOUNT         VALUE+
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 73.4%

AUTO LOANS -- 17.3%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4             3.400%      04/13/2009       2,305,000   $   2,294,755
Capital Auto Receivables Asset Trust, Ser. 2002-2, Class CTFS               4.180%      10/15/2007       2,025,312       2,025,744
Capital Auto Receivables Asset Trust, Ser. 2002-3, Class A3                 3.580%      10/16/2006       2,101,457       2,101,115
Capital Auto Receivables Asset Trust, Ser. 2002-3,
 Class CTFS, 144A~                                                          3.440%      02/17/2009         234,570         233,288
Ford Credit Auto Owner Trust, Ser. 2002-D, Class A4A                        3.130%      11/15/2006       2,525,791       2,521,410
Ford Credit Auto Owner Trust, Ser. 2002-D, Class A4B (FRN)                  3.340%      11/15/2006       2,020,633       2,021,299
Honda Auto Receivables Owner Trust, Ser. 2002-4, Class A3                   2.190%      09/15/2006         682,252         681,870
Superior Wholesale Inventory Financing Trust, Ser. 2005-A12,
 Class A (FRN)                                                              3.534%      06/15/2010       2,000,000       2,000,000
Toyota Auto Receivables Owner Trust, Ser. 2002-C, Class A3                  2.650%      11/15/2006         383,697         383,280
Volkswagen Credit Auto Master Trust, Ser. 2000-1, Class A (FRN)             3.415%      08/20/2007       3,000,000       3,001,710
Whole Auto Loan Trust, Ser. 2002-1, Class A4                                3.040%      04/15/2009       2,250,000       2,243,578
Whole Auto Loan Trust, Ser. 2003-1, Class A3A                               1.840%      10/15/2006       2,572,120       2,564,526
                                                                                                                     -------------
                                                                                                                        22,072,575
                                                                                                                     -------------

CREDIT CARDS -- 17.3%
Capital One Multi-Asset Execution Trust, Ser. 2004-B2,
 Class B2 (FRN)                                                             3.440%      12/15/2009       2,200,000       2,203,414
Chase Credit Card Master Trust, Ser. 2000-3, Class A (FRN)                  3.350%      01/15/2008       3,000,000       3,000,804
Chase Credit Card Master Trust, Ser. 2002-8, Class A (FRN)                  3.280%      03/17/2008       2,635,000       2,635,667
Discover Card Master Trust I, Ser. 2001-2, Class A (FRN)                    3.380%      07/15/2008       2,285,000       2,286,775
First USA Credit Card Master Trust, Ser. 1996-4, Class A (FRN)              3.380%      04/10/2009       2,225,000       2,229,567
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A                     7.020%      02/15/2008       3,000,000       3,013,566
Fleet Credit Card Master Trust II, Ser. 2002-C, Class A                     2.750%      04/15/2008       1,000,000         997,358
Fleet Credit Card Master Trust II, Ser. 2003-A, Class B (FRN)               3.570%      07/15/2008       2,500,000       2,501,664
MBNA Master Credit Card Trust, Ser. 2000-I, Class A                         6.900%      01/15/2008       3,100,000       3,113,173
                                                                                                                     -------------
                                                                                                                        21,981,988
                                                                                                                     -------------

HOME EQUITY LOANS (HEL) -- 32.9%

HEL - FIXED RATE -- 0.5%
Countrywide Asset-Backed Certificates, Ser. 2002-6, Class AF4               4.616%      04/25/2031         628,413         627,132
Residential Asset Securities Corp., Ser. 1999-KS2, Class AI7                7.390%      06/25/2028          55,062          54,934
                                                                                                                     -------------
                                                                                                                           682,066
                                                                                                                     -------------

                                                                            COUPON                         FACE
                                                                             RATE        MATURITY         AMOUNT         VALUE+
----------------------------------------------------------------------------------------------------------------------------------
HEL - FLOATING RATE -- 32.4%
Ameriquest Mortgage Securities Inc., Ser. 2005-R1,
 Class M1 (FRN)                                                             3.764%      03/25/2035       2,000,000   $   1,994,173
Centex Home Equity, Ser. 2004-A, Class M2 (FRN)                             4.364%      01/25/2034       2,000,000       2,012,862
Centex Home Equity, Ser. 2005-B, Class M2 (FRN)                             3.744%      03/25/2035       2,000,000       1,994,321
Chase Funding Loan Acquisition Trust, Ser. 2001-AD1,
 Class 2M2 (FRN)                                                            4.614%      11/25/2030         526,830         529,494
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2003-1, Class 2M1 (FRN)                                               3.964%      09/25/2032       2,000,000       2,006,229
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2003-5, Class 2M1 (FRN)                                               3.914%      05/25/2033       1,500,000       1,505,470
Contimortgage Home Equity Loan Trust, Ser. 1996-4,
 Class A10 (FRN)                                                            3.700%      01/15/2028         962,184         964,058
FHLMC, Ser. T-19, Class A (FRN)                                             3.654%      02/25/2029         352,451         352,422
Household Home Equity Loan Trust, Ser. 2003-2, Class A (FRN)                3.590%      09/20/2033       2,390,514       2,395,532
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1 (FRN)                 3.994%      08/25/2033       1,500,000       1,509,935
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class A3 (FRN)                 3.614%      02/25/2034       1,377,393       1,378,880
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC2,
 Class M1 (FRN)                                                             4.214%      02/25/2033       2,000,000       2,009,906
Novastar Home Equity Loan, Ser. 2003-3, Class A3 (FRN)                      3.764%      12/25/2033       1,204,944       1,211,180
Option One Mortgage Loan Trust, Ser. 2002-1, Class M2 (FRN)                 4.614%      02/25/2032         595,680         598,574
Option One Mortgage Loan Trust, Ser. 2003-3, Class M1 (FRN)                 3.964%      06/25/2033       2,000,000       2,005,917
RAAC, Ser. 2005-RP1, Class A 144A (FRN)~^                                   3.654%      07/25/2037       2,435,979       2,435,974
Residential Asset Mortgage Products, Inc., Ser. 2003-RS11,
 Class MII1 (FRN)                                                           4.044%      12/25/2033       2,000,000       2,011,334
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4,
 Class A2B1 (FRN)                                                           3.574%      04/25/2034       1,095,708       1,097,229
Residential Asset Securities Corp., Ser. 2003-KS11,
 Class MII2 (FRN)                                                           4.514%      01/25/2034       2,000,000       2,021,829
Residential Asset Securities Corp., Ser. 2005-KS2,
 Class M1 (FRN)                                                             3.744%      03/25/2035       2,000,000       1,995,262
Saxon Asset Securities Trust, Ser. 2004-1, Class M1 (FRN)                   3.844%      03/25/2035       1,250,000       1,250,294
Securitized Asset-Backed Receivables, Ser. 2004-NC1,
 Class M1 (FRN)                                                             3.834%      02/25/2034       2,000,000       1,999,959
Securitized Asset-Backed Receivables, Ser. 2004-OP1,
 Class M2 (FRN)                                                             4.414%      02/25/2034       2,000,000       2,022,477
Structured Asset Investment Loan Trust, Ser 2004-2,
 Class M2 (FRN)                                                             4.464%      03/25/2034       2,000,000       2,022,500
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)                3.734%      05/25/2034       1,927,458       1,938,097
                                                                                                                     -------------
                                                                                                                        41,263,908
                                                                                                                     -------------
                                                                                                                        41,945,974
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY          AMOUNT        VALUE+
----------------------------------------------------------------------------------------------------------------------------------
STUDENT LOANS -- 4.3%
SLM Student Loan Trust, Ser. 2002-4, Class A3 (FRN)                         3.490%      06/15/2011       1,322,992   $   1,324,999
SLM Student Loan Trust, Ser. 2002-7, Class A2 (FRN)                         3.450%      06/17/2013       1,200,611       1,200,611
SLM Student Loan Trust, Ser. 2003-5, Class A2 (FRN)                         3.440%      12/17/2012         849,382         849,490
SLM Student Loan Trust, Ser. 2005-2, Class A1 (FRN)                         3.141%      04/26/2010       2,050,575       2,050,031
                                                                                                                     -------------
                                                                                                                         5,425,131
                                                                                                                     -------------

OTHER ABS -- 1.6%
Main Street Warehouse Funding Trust, Ser. 2004-MS3A 144A
 (FRN)~                                                                     3.464%      01/25/2007       2,000,000       2,000,000
                                                                                                                     -------------
   Total (Cost - $93,557,288)                                                                                           93,425,668
                                                                                                                     -------------

MORTGAGE-BACKED SECURITIES -- 14.3%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 14.3%

CMO FLOATER - FHLMC -- 1.6%
FHLMC, Ser. 2412, Class FP (FRN)                                            4.170%      02/15/2032       2,000,000       2,071,989
                                                                                                                     -------------

CMO FLOATER - FNMA -- 2.7%
FNMA, Ser. 2003-111, Class FG (FRN)                                         4.011%      12/25/2032       3,300,000       3,432,000
                                                                                                                     -------------

CMO FLOATER - OTHER -- 2.1%
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2,
 Class 3A1 (FRN)                                                            3.814%      10/25/2032       1,755,883       1,746,436
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1,
 144A (FRN)~^                                                               3.964%      08/25/2032         924,935         924,935
                                                                                                                     -------------
                                                                                                                         2,671,371
                                                                                                                     -------------

NON-ACCELERATED SENIOR -- 0.9%
Residential Funding Securities Corp., Ser. 2002-RM1, Class M3-2 (FRN)       5.619%      11/25/2032       1,083,002       1,079,992
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY          AMOUNT        VALUE+
----------------------------------------------------------------------------------------------------------------------------------
PLANNED AMORTIZATION CLASS -- 2.6%
FHLMC, Ser. 2498, Class DW                                                  4.800%      02/15/2029         439,376   $     439,028
FNMA, Ser. 2001-75, Class PE                                                5.500%      07/25/2014         917,026         916,834
Prudential Home Mortgage Securities, Ser. 1993-60, Class A4                 6.750%      12/25/2023       1,978,000       1,973,339
                                                                                                                     -------------
                                                                                                                         3,329,201
                                                                                                                     -------------

OTHER CMO -- 4.4%
Morgan Stanley Mortgage Loan Trust, Ser. 2004-8AR, Class 1A
 (FRN)                                                                      2.907%      10/25/2034       1,970,931       1,978,938
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20,
 Class 1A1                                                                  5.080%      01/25/2035       1,795,633       1,816,255
Washington Mutual, Ser. 2004-AR10, Class A1C (FRN)                          3.625%      07/25/2044       1,762,377       1,772,146
                                                                                                                     -------------
                                                                                                                         5,567,339
                                                                                                                     -------------
   Total (Cost - $18,214,695)                                                                                           18,151,892
                                                                                                                     -------------

SHORT-TERM SECURITIES -- 15.7%
U.S. Treasury Bill++@                                                       2.629%      07/07/2005         100,000          99,954
U.S. Treasury Bill++#                                                       2.946%      09/08/2005      20,000,000      19,885,060
U.S. Treasury Bill++                                                        3.334%      12/29/2005          50,000          49,197
                                                                                                                     -------------
   Total (Cost - $20,037,939)                                                                                           20,034,211
                                                                                                                     -------------
TOTAL INVESTMENTS - 103.4%  (COST - $131,809,922)                                                                      131,611,771
LIABILITIES, NET OF OTHER ASSETS - (3.4%)                                                                               (4,291,047)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 127,320,724
                                                                                                                     =============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

                UNREALIZED               UNREALIZED                                          TAX
               APPRECIATION             DEPRECIATION                 NET                     COST
-----------------------------------------------------------------------------------------------------------
                $ 149,859                 $ 348,010               $ (198,151)             $ 131,809,922

SUMMARY OF ABBREVIATIONS
FHLMC     Freddie Mac
FNMA      Fannie Mae
FRN       Floating Rate Note

~ Securities exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $5,594,197 or 4.4% of net assets. Of these securities, the Board of Directors has deemed securities valued at $2,233,288 or 1.8% of net assets, to be liquid.
^  Illiquid security, which represents 2.6% of net assets.
++ Interest rate shown represents yield to maturity at date of purchase.
@ Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.
# Security, or portion thereof, is held as collateral for open reverse repurchase agreements.
+  See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
Asset-Backed Securities                                       73.4%
U.S. Treasury Obligations                                     15.7
Mortgage-Backed Securities                                    14.3
Financial Futures Contracts                                   (0.0)*
Reverse Repurchase Agreements                                 (3.9)
Other Assets, Net of Other Liabilities                         0.5
                                                             -----
                                                             100.0%
                                                             =====

* Rounds to less than (0.1%).


See Notes to Financial Statements.

FFTW FUNDS, INC.

  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2005 (UNAUDITED)

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 47.7%

AUTO LOANS -- 13.2%
Americredit Automobile Receivables Trust, Ser. 2002-D, Class A4             3.400%      04/13/2009       3,000,000   $   2,986,666
Capital Auto Receivable Asset Trust, Ser. 2003-1, Class A3A                 2.750%      04/16/2007       1,963,082       1,951,986
Chase Manhattan Auto Owner Trust, Ser. 2002-A, Class A4                     4.240%      09/15/2008       1,910,760       1,914,432
Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4                     2.940%      06/15/2010       2,100,000       2,063,613
Daimler Chrysler Auto Trust, Ser. 2003-A, Class A4                          2.880%      10/08/2009       2,995,000       2,961,123
Ford Credit Auto Owner Trust, Ser. 2003-A, Class A4B (FRN)                  3.310%      06/15/2007       3,000,000       3,001,769
Honda Auto Receivables Owner Trust, Ser. 2003-1, Class A4                   2.480%      07/18/2008       3,200,000       3,162,547
                                                                                                                     -------------
                                                                                                                        18,042,136
                                                                                                                     -------------

CREDIT CARDS -- 22.8%
Bank One Issuance Trust, Ser. 2002-A4, Class A4                             2.940%      06/16/2008       2,890,000       2,883,790
Bank One Issuance Trust, Ser. 2004-A1, Class A1                             3.450%      10/17/2011       2,000,000       1,960,067
Capital One Master Trust, Ser. 2000-4, Class A (FRN)                        3.360%      08/15/2008       3,000,000       3,001,109
Capital One Master Trust, Ser. 2001-5, Class A                              5.300%      06/15/2009       3,000,000       3,043,685
Citibank Credit Card Issuance Trust, Ser. 2001-A6, Class A6                 5.650%      06/16/2008       2,000,000       2,031,923
Citibank Omni-s Master Trust, Ser. 2002-4, Class A (FRN)                    3.350%      08/18/2009       3,090,000       3,090,393
Discover Card Master Trust I, Ser. 2000-9, Class A                          6.350%      07/15/2008       3,000,000       3,040,814
Discover Card Master Trust I, Ser. 2003-1, Class B2                         3.450%      04/16/2009       2,000,000       1,984,185
Fleet Credit Card Master Trust II, Ser. 2000-C, Class A                     7.020%      02/15/2008       4,013,000       4,031,147
Fleet Credit Card Master Trust II, Ser. 2003-A, Class A                     2.400%      07/15/2008       2,000,000       1,984,860
MBNA Credit Card Master Note Trust, Ser. 2001-A1, Class A1                  5.750%      10/15/2008       2,000,000       2,031,848
Standard Credit Card Master Trust, Ser. 1994-2, Class B                     7.500%      04/07/2008       2,000,000       2,052,553
                                                                                                                     -------------
                                                                                                                        31,136,374
                                                                                                                     -------------

HOME EQUITY LOANS (HEL) -- 11.0%

HEL - FIXED RATE -- 1.5%
FNMA, Ser. 2002-W2, Class AF5                                               6.000%      06/25/2032       2,046,885       2,061,543
                                                                                                                     -------------

HEL - FLOATING RATE -- 9.5%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)                          3.630%      11/20/2031         705,776         706,732
Contimortgage Home Equity Loan Trust, Ser. 1996-4, Class A10
 (FRN)                                                                      3.700%      01/15/2028         962,184         964,058
GSR Mortgage Loan Trust, Ser. 2004-4, Class B1 (FRN)                        6.558%      04/25/2032       1,574,696       1,589,262

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
HEL - FLOATING RATE (CONTINUED)
Household Mortgage Loan Trust, Ser. 2004-HC1, Class M (FRN)                 3.760%      01/20/2034       1,156,953   $   1,159,489
Residential Asset Securities Corp., Ser. 2003-KS1, Class M1
 (FRN)                                                                      4.114%      01/25/2033       2,500,000       2,509,582
Residential Asset Securities Corp., Ser. 2003-KS10, Class MII1
 (FRN)                                                                      3.904%      12/25/2033       2,500,000       2,508,982
Securitized Asset-Backed Receivables, Ser. 2004-OP1,
 Class M2 (FRN)                                                             4.414%      02/25/2034       2,000,000       2,022,477
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B (FRN)                3.734%      05/25/2034       1,511,732       1,520,076
                                                                                                                     -------------
                                                                                                                        12,980,658
                                                                                                                     -------------
                                                                                                                        15,042,201
                                                                                                                     -------------

OTHER ABS -- 0.7%
Oncor Electric Delivery Transition Bond Company, Ser. 2003-1,
 Class A1                                                                   2.260%      02/15/2009         954,420         942,281
                                                                                                                     -------------
   Total (Cost - $65,840,194)                                                                                           65,162,992
                                                                                                                     -------------

MORTGAGE-BACKED SECURITIES -- 20.0%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 18.7%

NON-ACCELERATED SENIOR -- 1.3%
Bank of America Mortgage Securities, Ser. 2004-L, Class 1A1                 4.225%      01/25/2035       1,736,628       1,734,968
                                                                                                                     -------------

PLANNED AMORTIZATION CLASS -- 13.5%
Citicorp Mortgage Securities, Inc., Ser. 2004-5, Class 1A29                 4.750%      08/25/2034       1,878,348       1,869,479
FHLMC, Ser. 1669, Class G                                                   6.500%      02/15/2023         339,321         339,983
FHLMC, Ser. 2498, Class DW                                                  4.800%      02/15/2029         439,376         439,028
FHLMC, Ser. 2736, Class DB                                                  3.300%      11/15/2026       4,235,676       4,152,566
FHLMC, Ser. 2844, Class PR                                                  5.000%      09/15/2017       5,000,000       5,046,588
FNMA, Ser. 2002-63, Class BK                                                5.500%      04/25/2031       1,895,514       1,914,592
FNMA, Ser. 2005-57, Class CK                                                5.000%      07/25/2035       3,000,000       3,010,139
Wells Fargo Mortgage-Backed Securities, Ser. 2004-K,
 Class 2A3 (FRN)                                                            4.736%      07/25/2034       1,723,103       1,710,719
                                                                                                                     -------------
                                                                                                                        18,483,094
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY         AMOUNT (a)     VALUE+
----------------------------------------------------------------------------------------------------------------------------------
OTHER CMO -- 3.9%
Bank of America Mortgage Securities, Ser. 2003-E, Class 2A2                 4.350%      06/25/2033         658,928   $     655,806
Bank of America Mortgage Securities, Ser. 2005-2, Class 1A6                 5.500%      03/25/2035       2,783,968       2,820,446
Structured Adjustable Rate Mortgage Loan, Ser. 2004-20,
 Class 1A1                                                                  5.080%      01/25/2035       1,795,633       1,816,255
                                                                                                                     -------------
                                                                                                                         5,292,507
                                                                                                                     -------------
                                                                                                                        25,510,569
                                                                                                                     -------------

MORTGAGE PASS-THROUGH SECURITY -- 1.3%
FNMA Pool #725897                                                           4.344%      09/01/2034       1,823,358       1,828,301
                                                                                                                     -------------
   Total (Cost - $27,583,844)                                                                                           27,338,870
                                                                                                                     -------------

SOVEREIGN OBLIGATIONS -- 24.1%

GERMANY -- 3.6%
Bundesobligation                                                            4.000%      02/16/2007   EUR 4,000,000       4,993,757
                                                                                                                     -------------

UNITED STATES -- 20.5%
U.S. Treasury Note                                                          3.625%      04/30/2007      28,000,000      27,984,684
                                                                                                                     -------------
   Total (Cost - $33,311,626)                                                                                           32,978,441
                                                                                                                     -------------

SHORT-TERM SECURITIES -- 6.1%

TIME DEPOSITS -- 5.9%
Bank of Montreal Time Deposit                                               3.313%      07/01/2005       4,000,000       4,000,000
Societe Generale Time Deposit                                               3.340%      07/01/2005       4,000,000       4,000,000
                                                                                                                     -------------
                                                                                                                         8,000,000
                                                                                                                     -------------

U.S. GOVERNMENT OBLIGATIONS -- 0.2%
U.S. Treasury Bill++@                                                       2.629%      07/07/2005         200,000         199,908
U.S. Treasury Bill++                                                        3.334%      12/29/2005          50,000          49,197
                                                                                                                     -------------
                                                                                                                           249,105
                                                                                                                     -------------
   Total (Cost - $8,249,105)                                                                                             8,249,105
                                                                                                                     -------------
TOTAL INVESTMENTS - 97.9% (COST - $134,984,769)                                                                        133,729,408
OTHER ASSETS, NET OF LIABILITIES - 2.1%                                                                                  2,909,309
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 136,638,717
                                                                                                                     =============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

                UNREALIZED               UNREALIZED                                    TAX
               APPRECIATION             DEPRECIATION                 NET               COST
               ---------------------------------------------------------------------------------
                $  91,020               $ 1,346,381             $ (1,255,361)      $ 134,984,769

SUMMARY OF ABBREVIATIONS
EUR       European Monetary Unit (Euro)
FHLMC     Freddie Mac
FNMA      Fannie Mae
FRN       Floating Rate Note

(a) Face amount shown in U.S. dollars unless otherwise indicated.
++  Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
+   See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                            % OF NET ASSETS
-------------------------------------------------------------------------
Asset-Backed Securities                                         47.7%
U.S. Treasury Obligations                                       20.5
Mortgage-Backed Securities                                      20.0
Short-Term Securities                                            6.1
Sovereign Obligations                                            3.6
Forward Foreign Exchange Contracts                               0.2
Financial Futures Contracts                                      0.0*
Other Assets, Net of Liabilities                                 1.9
                                                              ------
                                                               100.0%
                                                              ======

* Rounds to less than 0.1%.

See Notes to Financial Statements.

FFTW FUNDS, INC.

  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2005 (UNAUDITED)

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.3%
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)                        3.614%      09/25/2033         358,983   $     359,364
                                                                                                                     -------------
   Total (Cost - $358,983)                                                                                                 359,364
                                                                                                                     -------------

MORTGAGE-BACKED SECURITIES -- 176.7%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 42.2%

CMO FLOATER -- 30.4%

CMO FLOATER - FHLMC -- 6.8%
FHLMC, Ser. 2289, Class FD (FRN)                                            3.490%      05/17/2022         430,427         430,959
FHLMC, Ser. 2410, Class FY (FRN)                                            3.720%      02/15/2032         699,712         705,051
FHLMC, Ser. 2412, Class FP (FRN)                                            4.170%      02/15/2032       1,160,368       1,202,135
FHLMC, Ser. 2412, Class OF (FRN)                                            4.170%      12/15/2031       1,000,000       1,029,030
FHLMC, Ser. 2423, Class TF (FRN)                                            3.720%      07/15/2031         237,179         237,414
FHLMC, Ser. 2557, Class WF (FRN)                                            3.620%      01/15/2033         550,942         554,106
FHLMC, Ser. 2603, Class F (FRN)                                             3.520%      04/15/2033         326,470         327,448
FHLMC, Ser. 2873, Class LF (FRN)                                            4.511%      03/15/2034       1,103,711       1,106,789
FHLMC, Ser. 2907, Class FG (FRN)                                            3.770%      12/15/2034       1,859,333       1,872,304
FHLMC, Ser. 2918, Class LF (FRN)                                            4.120%      08/15/2033         920,877         918,882
                                                                                                                     -------------
                                                                                                                         8,384,118
                                                                                                                     -------------

CMO FLOATER - FNMA -- 15.0%
FNMA, Ser. 1994-61, Class FG (FRN)                                          4.844%      04/25/2024       1,516,860       1,566,234
FNMA, Ser. 1997-68, Class FC (FRN)                                          3.781%      05/18/2027         537,193         541,611
FNMA, Ser. 2001-46, Class F (FRN)                                           3.660%      09/18/2031       1,348,995       1,357,315
FNMA, Ser. 2001-61, Class FM (FRN)                                          3.510%      10/18/2016         712,109         715,000
FNMA, Ser. 2002-62, Class FP (FRN)                                          4.514%      11/25/2032       1,250,000       1,250,013
FNMA, Ser. 2002-8, Class FA (FRN)                                           4.010%      03/18/2032         873,970         884,737
FNMA, Ser. 2003-111, Class FG (FRN)                                         4.011%      12/25/2032       2,000,000       2,080,000
FNMA, Ser. 2003-133, Class F (FRN)                                          4.314%      05/25/2031         564,393         563,671
FNMA, Ser. 2003-16, Class NF (FRN)                                          3.764%      03/25/2018       2,911,368       2,932,066
FNMA, Ser. 2004-21, Class FL (FRN)                                          3.664%      11/25/2032       2,898,241       2,903,469
FNMA, Ser. 2005-48, Class FH (FRN)                                          3.811%      09/25/2034       2,356,602       2,356,406
FNMA, Ser. G1997-4, Class FA (FRN)                                          4.050%      06/17/2027       1,245,199       1,261,257
                                                                                                                     -------------
                                                                                                                        18,411,779
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
CMO FLOATER - OTHER -- 8.6%
Bank of America Mortgage Securities, Ser. 2003-10, Class 1A6
 (FRN)                                                                      3.764%      01/25/2034       1,127,737   $   1,129,788
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 2A5
 (FRN)                                                                      3.764%      09/25/2034       1,953,874       1,956,320
Countrywide Alternative Loan Trust, Ser. 2005-26CB, Class A7
 (FRN)                                                                      3.614%      07/25/2035       1,194,764       1,187,179
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)                         3.814%      04/25/2018       2,988,676       2,995,161
First Horizon Mortgage Pass-Through Trust, Ser. 2004-FL1,
 Class 3A1 (FRN)                                                            4.250%      02/25/2035         761,318         762,854
Master Asset Securitization Trust, Ser.2004-6, Class 2A2 (FRN)              3.714%      06/26/2034       1,526,372       1,523,132
Residential Accredit Loans, Inc., Ser. 2003-QS5, Class A1
 (FRN)                                                                      3.764%      03/25/2018         767,958         771,868
Structured Asset Securities Corp., Ser. 2002-NP1, Class A1,
 144A (FRN)~^                                                               3.964%      08/25/2032         308,312         308,312
                                                                                                                     -------------
                                                                                                                        10,634,614
                                                                                                                     -------------
                                                                                                                        37,430,511
                                                                                                                     -------------

NON-ACCELERATED SENIOR -- 1.1%
Master Seasoned Securities Trust, Ser. 2004-1, Class 30B1                   6.500%      08/25/2032       1,258,867       1,316,261
                                                                                                                     -------------

CMO OTHER -- 0.7%
FHLMC, Ser. 42, Class C                                                     9.000%      06/15/2020         835,789         868,755
                                                                                                                     -------------

INVERSE FLOATING RATE -- 2.5%
FHLMC, Ser. 2696, Class SM (FRN)                                            7.760%      12/15/2026         989,652       1,009,991
FHLMC, Ser. 2780, Class SV (FRN)                                            9.416%      11/15/2033         910,820         955,498
FNMA, Ser. 2003-128, Class MS (FRN)                                        12.257%      01/25/2034         639,186         660,842
FNMA, Ser. 2003-77, Class DS (FRN)                                          6.222%      08/25/2033         500,000         437,704
                                                                                                                     -------------
                                                                                                                         3,064,035
                                                                                                                     -------------

PLANNED AMORTIZATION CLASS (PAC) -- 4.2%
FHLMC, Ser. 2386, Class PG                                                  6.000%      09/15/2030       1,790,640       1,836,149
FHLMC, Ser. 2389, Class EH                                                  6.000%      05/15/2030       1,675,334       1,693,679
FHLMC, Ser. 2435, Class EQ                                                  6.000%      05/15/2031       1,000,000       1,029,073
GNMA, Ser. 1999-13, Class PC                                                6.000%      03/20/2028         616,688         622,729
                                                                                                                     -------------
                                                                                                                         5,181,630
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
SEQUENTIAL -- 1.3%
FHLMC, Ser. 2771, Class MQ                                                  6.000%      03/15/2033       1,551,876   $   1,600,845
                                                                                                                     -------------

Z BOND -- 2.0%
FHLMC, Ser. 2196, Class BZ                                                  7.500%      11/15/2029         554,565         580,748
FNMA, Ser. 1992-29, Class Z                                                 8.000%      02/25/2022         112,916         116,714
FNMA, Ser. 1997-43, Class ZD                                                7.500%      06/17/2027       1,747,870       1,846,336
                                                                                                                     -------------
                                                                                                                         2,543,798
                                                                                                                     -------------
                                                                                                                        52,005,835
                                                                                                                     -------------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) -- 13.1%

CMBS -- 12.4%
Credit Suisse First Boston Mortgage Securities Corp.,
 Ser. 2004-C3, Class A5                                                     5.113%      07/15/2036       1,000,000       1,032,429
First Union-Lehman Brothers Commercial Mortgage,
 Ser. 1997-C2, Class A3                                                     6.650%      11/18/2029       2,110,268       2,206,417
GMAC Commercial Mortgage Securities Inc., Ser. 1999-C2,
 Class A1                                                                   6.570%      09/15/2033       1,709,356       1,718,121
Greenwich Capital Commercial Funding Corp, Ser. 2005-GG3,
 Class A4                                                                   4.799%      08/10/2042       1,000,000       1,017,652
GS Mortgage Securities Corp. II, Ser. 2004-GG2, Class A6 (FRN)              5 396%      08/10/2038       2,000,000       2,119,901
GS Mortgage Securities Corp. II, Ser. 2005-GG4, Class A3                    4.607%      07/10/2039       3,000,000       3,025,026
Lehman Brothers - UBS Commercial Mortgage Trust,
 Ser. 2005-C2, Class AJ                                                     5.205%      04/15/2030       2,000,000       2,083,820
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17,
 Class AJ                                                                   5.224%      03/15/2042       2,006,319       2,074,785
                                                                                                                     -------------
                                                                                                                        15,278,151
                                                                                                                     -------------

CMBS FLOATER -- 0.7%
Credit Suisse First Boston Mortgage Securities Corp.,
 Ser. 2005-CND1, Class A1, 144A (FRN)~^                                     3.420%      08/15/2018         934,540         934,538
                                                                                                                     -------------
                                                                                                                        16,212,689
                                                                                                                     -------------

                                                                       COUPON                               FACE
                                                                        RATE            MATURITY         AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE DERIVATIVES -- 8.2%

INTEREST ONLY (IO) -- 6.7%

IO - CMBS -- 1.3%
DLJ Commercial Mortgage Corp., Ser. 1998-CG1, Class S
 (FRN)#++                                                                   7.644%      06/10/2031         670,448   $     686,037
First Union - Lehman Brothers - Bank of America, Ser. 1998-C2,
 Class IO#++                                                         8.503-10.030%      11/18/2035         561,502         581,087
Morgan Stanley Capital I, Ser. 1998-HF1, Class X#++                        10.249%      03/15/2030         361,303         362,789
                                                                                                                     -------------
                                                                                                                         1,629,913
                                                                                                                     -------------

IO - PAC -- 1.0%
FHLMC, Ser. 2692, Class QI#++                                              11.065%      05/15/2016         215,742         203,932
FHLMC, Ser. 2727, Class IO#++                                               6.913%      06/15/2029         135,694         139,917
FHLMC, Ser. 2733, Class MI#++                                               7.036%      06/15/2028         329,117         306,828
FNMA, Ser. 2003-59, Class IL#++                                             8.526%      12/25/2031         313,378         302,363
FNMA, Ser. 2004-8, Class PI#++                                              5.990%      08/25/2027         237,517         221,388
                                                                                                                     -------------
                                                                                                                         1,174,428
                                                                                                                     -------------

IO - STRIP -- 1.1%
FNMA Strip, Ser. 343, Class 1#++                                          11.5625%      09/01/2033         728,039         664,608
FNMA Strip, Ser. 356, Class 1, IO#++                                        7.956%      03/01/2035         901,856         742,414
                                                                                                                     -------------
                                                                                                                         1,407,022
                                                                                                                     -------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 0.7%
Vendee Mortgage Trust, Ser. 1992-2, Class IO (FRN)#++                1.499-15.658%      09/15/2022         181,174         149,970
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN)#++               0.000-17.357%      06/15/2024          73,318          45,006
Vendee Mortgage Trust, Ser. 1994-3A, Class 1IO (FRN)#++              6.174-15.862%      09/15/2024         208,883         139,247
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN)#++              1.302-12.519%      09/15/2024          65,472          47,033
Vendee Mortgage Trust, Ser. 1996-1, Class 1IO (FRN)#++               5.752-15.424%      02/15/2026         540,731         327,242
Vendee Mortgage Trust, Ser. 1996-2, Class 1IO (FRN)#++                6.163-8.317%      06/15/2026          72,676          42,968
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++                      10.552%      02/15/2027          39,439          25,213
Vendee Mortgage Trust, Ser. 1998-2, Class 1IO (FRN)#++                      9.026%      06/15/2028          26,457          15,583
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++                       5.022%      02/15/2031          44,690          22,711
                                                                                                                     -------------
                                                                                                                           814,973
                                                                                                                     -------------

                                                                       COUPON                               FACE
                                                                        RATE             MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
INVERSE IO -- 2.4%
FHLMC, Ser. 2564, Class US (FRN)#++                                        41.597%      02/15/2033          10,517   $      14,554
FHLMC, Ser. 2594, Class DS (FRN)#++                                        37.321%      12/15/2027         156,026         146,655
FHLMC, Ser. 2691, Class LS (FRN)#++                                         7.107%      01/15/2029          92,150          97,722
FHLMC, Ser. 2718, Class LS (FRN)#++                                        48.512%      11/15/2029         145,787         134,511
FHLMC, Ser. 2764, Class SB (FRN)#++                                        38.505%      03/15/2031         113,690          95,941
FHLMC, Ser. 2937, Class SU (FRN)#++                                        29.941%      06/15/2023         154,003         133,828
FHLMC, Ser. 2975, Class SJ (FRN)#++                                        21.626%      05/15/2035         584,694         594,544
FHLMC, Ser. 2990, Class JL (FRN)#++                                        27.033%      03/15/2035         202,500         202,500
FHLMC, Ser. 2990, Class WI (FRN)#++                                        19.537%      02/15/2035         394,062         394,063
FNMA, Ser. 2003-34, Class WS (FRN)#++                                       4.583%      10/25/2029         309,231         295,826
FNMA, Ser. 2003-73, Class GS (FRN)#++                                       4.183%      05/25/2031         335,610         340,546
FNMA, Ser. 2004-92, Class SQ (FRN)#++                                       4.232%      05/25/2034         199,202         190,651
FNMA, Ser. 2005-21, Class BS (FRN)#++                                      28.965%      07/25/2023         118,187         105,542
FNMA, Ser. 2005-7, Class SC (FRN)#++                                       20.581%      02/25/2035         278,341         269,737
                                                                                                                     -------------
                                                                                                                         3,016,620
                                                                                                                     -------------

OTHER IO SECURITY -- 0.2%
FHLMC, Ser. 2691, Class EO#++                                               8.441%      10/15/2033         247,067         264,632
                                                                                                                     -------------
                                                                                                                         8,307,588
                                                                                                                     -------------

PRINCIPAL ONLY (PO) -- 1.5%

PO - STRIP -- 1.0%
FNMA Strip, Ser. 333, Class 1#++                                    3.835%-13.352%      03/01/2033       1,260,622       1,268,343
                                                                                                                     -------------

OTHER PO SECURITIES -- 0.5%
FHLMC, Ser. 2736, Class BO#++                                              6.1273%      01/15/2034         269,215         288,631
FHLMC, Ser. 2856, Class KO#++                                               2.931%      09/15/2034         146,625         150,370
FNMA, Ser. 2004-8, Class AO#++                                             22.674%      09/25/2033         146,011         154,097
                                                                                                                     -------------
                                                                                                                           593,098
                                                                                                                     -------------
                                                                                                                         1,861,441
                                                                                                                     -------------
                                                                                                                        10,169,029
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES -- 113.2%

MPTS - FHLMC -- 27.5%

FHLMC - POOLS -- 14.2%
FHLMC Gold Pool #A12446                                                     6.500%      08/01/2033         243,846   $     252,560
FHLMC Gold Pool #A13465                                                     6.500%      09/01/2033         156,899         162,505
FHLMC Gold Pool #A14279                                                     6.000%      10/01/2033       1,721,112       1,765,976
FHLMC Gold Pool #A14986                                                     6.500%      11/01/2033         205,628         212,976
FHLMC Gold Pool #A27959                                                     5.500%      11/01/2034       3,952,230       4,010,031
FHLMC Gold Pool #A33901                                                     5.500%      03/01/2035       4,952,608       5,024,900
FHLMC Gold Pool #A45580                                                     6.500%      06/01/2035       1,000,000       1,035,423
FHLMC Gold Pool #C66588                                                     7.000%      04/01/2032       1,949,943       2,053,245
FHLMC Gold Pool #C79112                                                     6.000%      05/01/2033         759,547         779,594
FHLMC Gold Pool #D85424                                                     6.500%      01/01/2028         101,937         105,920
FHLMC Gold Pool #G08066                                                     6.500%      06/01/2035       2,000,000       2,070,847
                                                                                                                     -------------
                                                                                                                        17,473,977
                                                                                                                     -------------

FHLMC - TBA -- 13.3%
FHLMC Gold TBA                                                              4.500%      07/01/2019       3,000,000       2,985,936
FHLMC Gold TBA                                                              6.000%      07/01/2035       6,000,000       6,151,872
FHLMC Gold TBA                                                              6.500%      07/01/2035       7,000,000       7,245,000
                                                                                                                     -------------
                                                                                                                        16,382,808
                                                                                                                     -------------
                                                                                                                        33,856,785
                                                                                                                     -------------

MPTS - FNMA -- 75.9%

FNMA - POOLS -- 18.8%
FNMA Pool #252439                                                           6.500%      05/01/2029         252,326         262,046
FNMA Pool #323979                                                           6.500%      04/01/2029         111,505         115,794
FNMA Pool #340777                                                           6.500%      03/01/2011           1,062           1,106
FNMA Pool #403646                                                           6.500%      12/01/2027         136,577         141,837
FNMA Pool #407591                                                           6.500%      12/01/2027         260,790         270,832
FNMA Pool #534616                                                           6.000%      08/01/2029       1,055,578       1,084,921
FNMA Pool #637022                                                           7.500%      03/01/2032         638,182         681,918
FNMA Pool #646091                                                           7.000%      06/01/2032       1,030,019       1,086,511
FNMA Pool #646602                                                           6.500%      07/01/2032       1,883,687       1,952,709

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
FNMA - POOLS (CONTINUED)
FNMA Pool #694310                                                           6.000%      03/01/2033         267,094   $     274,959
FNMA Pool #711719                                                           5.500%      06/01/2033         793,600         805,184
FNMA Pool #711736                                                           5.500%      06/01/2033       1,586,463       1,609,621
FNMA Pool #730699                                                           6.000%      08/01/2033       4,236,667       4,345,146
FNMA Pool #737263                                                           6.000%      09/01/2033         307,053         314,915
FNMA Pool #740238                                                           6.000%      09/01/2033         813,894         834,733
FNMA Pool #741853                                                           5.500%      09/01/2033       3,189,217       3,235,770
FNMA Pool #753235                                                           6.500%      11/01/2033         170,060         176,105
FNMA Pool #775294                                                           5.500%      05/01/2034       3,416,213       3,464,944
FNMA Pool #790944                                                           6.000%      09/01/2034       1,016,419       1,042,412
FNMA Pool #825395                                                           4.857%      07/01/2035       1,500,000       1,512,539
                                                                                                                     -------------
                                                                                                                        23,214,002
                                                                                                                     -------------

FNMA - TBA -- 57.1%
FNMA TBA                                                                    5.500%      07/01/2019       2,000,000       2,052,500
FNMA TBA                                                                    4.500%      07/01/2020       8,000,000       7,962,496
FNMA TBA                                                                    5.000%      07/01/2034      23,000,000      23,000,000
FNMA TBA                                                                    4.500%      07/01/2035       6,000,000       5,866,872
FNMA TBA                                                                    5.500%      07/01/2035      23,000,000      23,309,074
FNMA TBA                                                                    6.000%      07/01/2035       7,000,000       7,175,000
FNMA TBA                                                                    6.500%      07/01/2035       1,000,000       1,034,688
                                                                                                                     -------------
                                                                                                                        70,400,630
                                                                                                                     -------------
                                                                                                                        93,614,632
                                                                                                                     -------------

MPTS - GNMA -- 9.6%

GNMA - POOLS -- 5.3%
GNMA Pool #448338                                                           7.500%      04/15/2031         372,710         399,407
GNMA Pool #475892                                                           6.500%      07/15/2028         403,957         422,887
GNMA Pool #485773                                                           7.000%      09/15/2031         389,793         412,879
GNMA Pool #533634                                                           7.500%      04/15/2031         379,293         406,462
GNMA Pool #541332                                                           7.000%      04/15/2031         310,703         329,104
GNMA Pool #541343                                                           7.000%      04/15/2031         236,560         250,570
GNMA Pool #541344                                                           7.500%      03/15/2031          80,084          85,820
GNMA Pool #544533                                                           7.000%      05/15/2031         510,706         540,952
GNMA Pool #550976                                                           7.000%      10/15/2031         811,313         859,362

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
GNMA - POOLS (CONTINUED)
GNMA Pool #552713                                                           7.000%      08/15/2032         272,664   $     288,796
GNMA Pool #566574                                                           7.000%      09/15/2031       1,546,390       1,637,974
GNMA Pool #566575                                                           7.500%      09/15/2031         100,189         107,366
GNMA Pool #566613                                                           7.000%      10/15/2031         782,699         829,054
                                                                                                                     -------------
                                                                                                                         6,570,633
                                                                                                                     -------------

GNMA - TBA -- 4.3%
GNMA TBA                                                                    6.500%      07/01/2034       5,000,000       5,221,875
                                                                                                                     -------------
                                                                                                                        11,792,508
                                                                                                                     -------------

MPTS - NON-AGENCY -- 0.2%
Citicorp Mortgage Securities, Inc., Ser. 1999-6, Class A (FRN)              6 291%      09/25/2014         206,406         206,235
                                                                                                                     -------------
                                                                                                                       139,470,160
                                                                                                                     -------------
   Total (Cost - $217,800,977)                                                                                         217,857,713
                                                                                                                     -------------

AGENCY OBLIGATION -- 0.7%
FHLMC Global Note                                                           4.500%      01/15/2015         800,000         814,742
                                                                                                                     -------------
   Total (Cost - $805,746)

                                                                       STRIKE          EXPIRATION      NUMBER OF
                                                                        PRICE             DATE         CONTRACTS
                                                                    -------------    -------------   -------------
OPTIONS ON FUTURES -- 0.0%
U.S. 10-Year Note Futures, Call, August 2005                            113.00         07/22/2005        45,000             37,969
U.S. 10-Year Note Futures, Call, August 2005                            114.00         07/22/2005        45,000             14,766
U.S. 10-Year Note Futures, Call, September 2005                         114.00         08/26/2005        10,000              6,562
                                                                                                                     -------------
   Total (Cost - $119,961)                                                                                                  59,297
                                                                                                                     -------------

                                                                            COUPON                          FACE
                                                                             RATE        MATURITY        AMOUNT (a)      VALUE+
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 1.6%
U.S. Treasury Bill++                                                        3.144%      10/20/2005       1,700,000   $   1,683,688
U.S. Treasury Bill++                                                        3.334%      12/29/2005          50,000          49,197
U.S. Treasury Bill++@                                                       2.629%      07/07/2005         200,000         199,908
                                                                                                                     -------------
   Total (Cost - $1,933,087)                                                                                             1,932,793
                                                                                                                     -------------
TOTAL INVESTMENTS - 179.3% (COST - $221,018,754)                                                                       221,023,909
LIABILITIES, NET OF OTHER ASSETS - (79.3%)                                                                             (97,765,594)
                                                                                                                     -------------
NET ASSETS - 100.0%                                                                                                  $ 123,258,315
                                                                                                                     =============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

                UNREALIZED     UNREALIZED                    TAX
               APPRECIATION   DEPRECIATION      NET          COST
               ------------------------------------------------------
               $  1,336,567   $  1,331,412   $  5,155   $ 221,018,754

SUMMARY OF ABBREVIATIONS
FHLMC     Freddie Mac
FNMA      Fannie Mae
FRN       Floating Rate Note
GNMA      Ginnie Mae
TBA       To Be Announced - Security is subject to delayed delivery.
Vendee    Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
~ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $1,242,850 or 1.0% of net assets. The Board of Directors has deemed these securities to be illiquid.
^    Illiquid security, which represents 1.0% of net assets.
#    Face amount shown represents amortized cost.
++   Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
+    See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
Mortgage Pass-Through Securities                              113.2%
Collateralized Mortgage Obligations                            42.2
Commercial Mortgage-Backed Securities                          13.1
Mortgage Derivatives                                            8.2
Short-Term Securities                                           1.6
Agency Obligations                                              0.7
Asset-Backed Security                                           0.3
Options on Futures                                              0.0*
Financial Futures Contracts                                    (0.0)*
Swap Contracts                                                 (0.1)
Other Liabilities, Net of Other Assets                        (79.2)
                                                              -----
                                                              100.0%
                                                              =====

*    Rounds to less than 0.1% or (0.1%).

See Notes to Financial Statements.

FFTW FUNDS, INC.

  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 2005 (UNAUDITED)

                                                                  COUPON                            FACE
                                                                   RATE         MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 13.4%

CREDIT CARDS -- 1.0%
Chester Asset Receivables Dealings plc, Deal 11, Ser. A
 (United Kingdom)                                                   6.125%     10/15/2010      EUR     900,000   $     1,270,132
                                                                                                                 ---------------

HOME EQUITY LOANS - FLOATING RATE -- 7.4%
Centex Home Equity, Ser. 2004-A, Class AV2 (FRN)                    3.594%     01/25/2034              772,201           772,686
Centex Home Equity, Ser. 2005-A, Class AV2 (FRN)                    3.514%     07/25/2034            2,750,000         2,753,243
Long Beach Mortgage Loan Trust, Ser. 2004-1,
 Class A3 (FRN)                                                     3.614%     02/25/2034              930,671           931,675
Novastar Home Equity Loan, Ser. 2003-1, Class A1 (FRN)              3.694%     05/25/2033              321,757           322,356
Option One Mortgage Loan Trust, Ser. 2002-1, Class A (FRN)          3.604%     02/25/2032              113,995           114,113
Residential Asset Mortgage Products, Inc., Ser. 2003-RZ5,
 Class AV (FRN)                                                     3.644%     12/25/2033            1,595,206         1,600,209
Residential Asset Mortgage Products, Inc., Ser. 2004-RS4,
 Class A2B1 (FRN)                                                   3.574%     04/25/2034            1,643,563         1,645,844
Residential Asset Securities Corp., Ser. 2003-KS7,
 Class AIIB (FRN)                                                   3.634%     09/25/2033              670,029           672,089
                                                                                                                 ---------------
                                                                                                                       8,812,215
                                                                                                                 ---------------

LOAN OBLIGATION -- 2.4%
Shinsei Funding SPC, Ser. 2001-2X, Class A, Reg S (FRN)
 (Japan)                                                            0.400%     10/25/2008      JPY 320,000,000         2,890,714
                                                                                                                 ---------------

OTHER ABS -- 2.6%
Interstar Millennium Trust, Ser. 2005-1G, Class A (FRN)             3.490%     12/08/2036            1,098,665         1,098,606
Life Funding Co., Ser. 2001-1A, Class A1, 144A (FRN)
 (Cayman Islands)~                                                  0.440%     10/14/2008      JPY  33,367,800           298,500
Locat Securitisation Vehicle, Ser. 2004-2, Class A (FRN)            2.293%     12/12/2024      EUR   1,400,000         1,697,791
                                                                                                                 ---------------
                                                                                                                       3,094,897
                                                                                                                 ---------------
   Total (Cost - $15,568,855)                                                                                         16,067,958
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 10.9%

BEVERAGE -- 1.1%
Mitchells & Butlers Finance Ser. C1 (United Kingdom)                6.469%     09/15/2030      GBP     300,000   $       602,801
Spirit Issuer plc, Ser. A4                                          6.582%     12/28/2018      GBP     350,000           680,997
                                                                                                                 ---------------
                                                                                                                       1,283,798
                                                                                                                 ---------------

CAPITAL GOODS -- 0.7%

AEROSPACE/DEFENSE -- 0.4%
EADS Finance BV (EMTN) (Netherlands)                                4.625%     03/03/2010      EUR     390,000           507,936
                                                                                                                 ---------------

DIVERSIFIED MANUFACTURING -- 0.3%
Hutchison Whampoa International Ltd., 144A
 (Cayman Islands)~                                                  5.450%     11/24/2010              350,000           361,633
                                                                                                                 ---------------
                                                                                                                         869,569
                                                                                                                 ---------------

COMMUNICATIONS -- 0.3%
Telecom Italia Capital, 144A (Luxembourg)~                          4.000%     01/15/2010              240,000           233,201
Telecom Italia Finance SA                                           6.125%     04/20/2006      EUR     139,000           173,648
                                                                                                                 ---------------
                                                                                                                         406,849
                                                                                                                 ---------------

CONSUMER CYCLICAL -- 0.5%

AUTOMOTIVE -- 0.2%
General Motors Acceptance Corp. (MTN)                               4.375%     12/10/2007              290,000           271,706
                                                                                                                 ---------------

LODGING -- 0.3%
Hilton Group Finance plc (EMTN) (United Kingdom)                    6.500%     07/17/2009      EUR     220,000           300,922
                                                                                                                 ---------------
                                                                                                                         572,628
                                                                                                                 ---------------

ENERGY -- 0.1%
Petronas Capital Ltd., Reg S (Malaysia)                             6.375%     05/22/2009      EUR     100,000           137,220
                                                                                                                 ---------------

                                                                    COUPON                          FACE
                                                                     RATE       MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
FINANCE -- 7.4%

BANKING -- 4.6%
Barclays Bank plc (United Kingdom)                                  5.750%     03/08/2011      EUR     620,000   $       859,658
Credit Suisse Group Finance                                         6.375%     06/07/2013      EUR     470,000           691,857
Danske Bank A/S (EMTN) (FRN)                                        5.125%     11/12/2012      EUR     170,000           225,856
HBOS plc (EMTN) (United Kingdom)                                    5.500%     07/27/2009      EUR     110,000           147,524
Mizuho Finance, Reg S (FRN) (Cayman Islands)                        4.750%     04/15/2014      EUR     330,000           424,990
Nordea Bank AB, Reg S (FRN) (Sweden)                                6.000%     12/13/2010      EUR     140,000           172,218
Nordea Bank Finland plc (FRN) (Finland)                             5.750%     03/26/2014      EUR     700,000           935,603
Rabobank Capital Funding Trust III, 144A (FRN)~*                    5.254%     10/21/2016              710,000           728,275
RBS Capital Trust I (FRN)*                                          4.709%     07/01/2013              330,000           325,573
San Paolo IMI (EMTN) (Italy)                                        6.375%     04/06/2010      EUR     260,000           363,686
Svenska Handelsbanken (Sweden)                                      5.125%     12/28/2011      EUR     200,000           251,708
UBS Preferred Funding Trust I (FRN)*                                8.622%     10/01/2010              330,000           392,080
                                                                                                                 ---------------
                                                                                                                       5,519,028
                                                                                                                 ---------------

BROKERAGE -- 1.7%
Merrill Lynch & Co. (MTN)                                           4.250%     02/08/2010              250,000           249,379
Morgan Stanley                                                      4.000%     01/15/2010            1,740,000         1,714,055
                                                                                                                 ---------------
                                                                                                                       1,963,434
                                                                                                                 ---------------

MEDIA - CABLE -- 0.2%
Svenska Handelsbanken (Sweden)                                      5.500%     03/07/2011      EUR     200,000           247,142
                                                                                                                 ---------------

INSURANCE -- 0.3%
Allianz AG (Germany)*                                               5.500%     12/31/2049      EUR     130,000           173,205
Munich Re Finance BV (Netherlands)                                  6.750%     06/21/2023      EUR     130,000           187,964
                                                                                                                 ---------------
                                                                                                                         361,169
                                                                                                                 ---------------

MEDIA NON-CABLE -- 0.2%
Pearson Dollar Finance plc, 144A (United Kingdom)~                  4.700%     06/01/2009              190,000           190,650
                                                                                                                 ---------------

NON-CAPTIVE CONSUMER -- 0.4%
HSBC Finance Corp.                                                  5.875%     03/31/2008      EUR     200,000           264,010
MBNA Europe Funding plc EMTN (United Kingdom)                       4.500%     01/23/2009      EUR     190,000           243,163
                                                                                                                 ---------------
                                                                                                                         507,173
                                                                                                                 ---------------
                                                                                                                       8,788,596
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.8%
Dominion Resources Inc.                                             4.750%     12/15/2010              230,000   $       231,396
Nisource Finance Corp.                                              7.875%     11/15/2010              370,000           425,156
Southern Power Co.                                                  4.875%     07/15/2015              280,000           280,679
                                                                                                                 ---------------
                                                                                                                         937,231
                                                                                                                 ---------------
   Total (Cost - $12,548,717)                                                                                         12,995,891
                                                                                                                 ---------------

MORTGAGE-BACKED SECURITIES -- 31.2%

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) -- 8.4%

CMO FLOATER -- 7.2%

CMO FLOATER - FHLMC -- 1.1%
FHLMC, Ser. 1686, Class FA (FRN)                                    4.150%     02/15/2024               35,701            36,707
FHLMC, Ser. 2033, Class FD (FRN)                                    4.720%     04/15/2024              169,168           173,574
FHLMC, Ser. 2071, Class F (FRN)                                     3.720%     07/15/2028               62,263            62,743
FHLMC, Ser. 2157, Class F (FRN)                                     3.570%     05/15/2029              159,315           159,484
FHLMC, Ser. 2334, Class FA (FRN)                                    3.720%     07/15/2031               75,099            75,605
FHLMC, Ser. 2396, Class FM (FRN)                                    3.670%     12/15/2031               95,270            95,904
FHLMC, Ser. 2410, Class FY (FRN)                                    3.720%     02/15/2032              299,877           302,165
FHLMC, Ser. 2424, Class FY (FRN)                                    3.670%     03/15/2032               40,602            40,860
FHLMC, Ser. 2470, Class EF (FRN)                                    4.220%     03/15/2032               98,193           100,487
FHLMC, Ser. 2557, Class WF (FRN)                                    3.620%     01/15/2033              144,985           145,817
FHLMC-GNMA, Ser. 20, Class F (FRN)                                  3.975%     10/25/2023              153,425           154,987
                                                                                                                 ---------------
                                                                                                                       1,348,333
                                                                                                                 ---------------

CMO FLOATER - FNMA -- 3.6%
FNMA, Ser. 1993-174, Class F (FRN)                                  4.094%     09/25/2008                  880               884
FNMA, Ser. 1993-247, Class FE (FRN)                                 4.344%     12/25/2023              605,116           617,328
FNMA, Ser. 1997-42, Class FD (FRN)                                  4.781%     07/18/2027               74,197            75,694
FNMA, Ser. 1998-22, Class FA (FRN)                                  3.660%     04/18/2028              180,023           181,150
FNMA, Ser. 1999-47, Class JF (FRN)                                  3.910%     11/18/2027               36,675            36,793
FNMA, Ser. 1999-57, Class FC (FRN)                                  3.490%     11/17/2029              310,148           310,795
FNMA, Ser. 2001-61, Class FM (FRN)                                  3.510%     10/18/2016              142,422           143,000
FNMA, Ser. 2002-23, Class F (FRN)                                   4.014%     04/25/2032              510,135           516,335
FNMA, Ser. 2002-36, Class FK (FRN)                                  3.764%     12/25/2029              299,162           299,970

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
CMO FLOATER - FNMA (CONTINUED)
FNMA, Ser. 2002-60, Class FH (FRN)                                  4.314%     08/25/2032               70,774   $        71,871
FNMA, Ser. 2002-66, Class FG (FRN)                                  4.314%     09/25/2032              110,141           112,454
FNMA, Ser. 2002-7, Class FD (FRN)                                   4.014%     04/25/2029              717,177           725,191
FNMA, Ser. 2003-16, Class NF (FRN)                                  3.764%     03/25/2018              285,428           287,457
FNMA, Ser. G1993-5, Class F (FRN)                                   4.194%     02/25/2023              827,275           842,352
                                                                                                                 ---------------
                                                                                                                       4,221,274
                                                                                                                 ---------------

CMO FLOATER - GNMA -- 0.2%
GNMA, Ser. 1999-27, Class FE (FRN)                                  3.636%     08/16/2029              125,171           125,770
GNMA, Ser. 2000-8, Class FA (FRN)                                   3.786%     01/16/2030              149,411           150,727
                                                                                                                 ---------------
                                                                                                                         276,497
                                                                                                                 ---------------

CMO FLOATER - OTHER -- 2.3%
Bank of America Mortgage Securities, Ser. 2003-10,
 Class 1A6 (FRN)                                                    3.764%     01/25/2034              563,868           564,894
Countrywide Alternative Loan Trust, Ser. 2004-18CB,
 Class 2A5 (FRN)                                                    3.764%     09/25/2034              434,194           434,738
Countrywide Home Loans, Ser. 2003-3, Class A6 (FRN)                 3.814%     04/25/2018              531,557           532,711
Credit Suisse First Boston Mortgage Securities Corp.,
 Ser. 2003-1, Class 2A4 (FRN)                                       3.914%     01/25/2033               57,974            58,053
First Horizon Mortgage Pass-Through Trust, Ser. 2005-2,
 Class 3A1 (FRN)                                                    3.814%     10/25/2032              702,353           698,575
GSR Mortgage Loan Trust, Ser. 2004-2F, Class 4A1 (FRN)              3.664%     01/25/2034              480,630           479,985
                                                                                                                 ---------------
                                                                                                                       2,768,956
                                                                                                                 ---------------
                                                                                                                       8,615,060
                                                                                                                 ---------------

PLANNED AMORTIZATION CLASS (PAC) -- 0.7%
FHLMC, Ser. 2389, Class EH                                          6.000%     05/15/2030              546,304           552,287
Wells Fargo Mortgage-Backed Securities Trust, Ser. 2003-2,
 Class A8                                                           4.250%     02/25/2018              338,908           338,564
                                                                                                                 ---------------
                                                                                                                         890,851
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
Z BOND -- 0.5%
FHLMC, Ser. 2247, Class Z                                           7.500%     08/15/2030              171,697   $       175,381
FNMA, Ser. 1997-43, Class ZD                                        7.500%     06/17/2027              349,574           369,267
                                                                                                                 ---------------
                                                                                                                         544,648
                                                                                                                 ---------------
                                                                                                                      10,050,559
                                                                                                                 ---------------

MORTGAGE DERIVATIVES -- 0.6%

INTEREST ONLY (IO) -- 0.5%

IO - PAC -- 0.0%
FNMA, Ser. 2003-59, Class IL#++                                     8.526%     12/25/2031               37,331            30,251
                                                                                                                 ---------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 0.1%
Vendee Mortgage Trust, Ser. 1994-2, Class 3IO (FRN)#++             12.820%     06/15/2024                1,033               957
Vendee Mortgage Trust, Ser. 1994-3B, Class 2IO (FRN)#++            25.111%     09/15/2024                1,404             1,933
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++              11.892%     02/15/2027               38,555            36,986
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN)#++             10.265%     01/15/2030               13,976            14,506
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++               5.867%     02/15/2031               25,070            25,881
Vendee Mortgage Trust, Ser. 2002-2, Class IO (FRN)#++              12.250%     01/15/2032               32,555            20,320
Vendee Mortgage Trust, Ser. 2002-3, Class IO (FRN)#++              10.500%     08/15/2032               46,749            47,671
Vendee Mortgage Trust, Ser. 2003-1, Class IO (FRN)#++               6.841%     11/15/2032               30,791            25,944
                                                                                                                 ---------------
                                                                                                                         174,198
                                                                                                                 ---------------

INVERSE IO -- 0.4%
FHLMC, Ser. 2716, Class SI (FRN)#++                                15.915%     10/15/2030                4,832           182,295
FNMA, Ser. 2003-34, Class WS (FRN)#++                              16.032%     10/25/2029               96,346            67,233
FNMA, Ser. 2003-73, Class GS (FRN)#++                              28.352%     05/25/2031              118,717            93,237
GNMA, Ser. 2003-63, Class US (FRN)#++                              35.656%     07/20/2030              197,626           110,493
                                                                                                                 ---------------
                                                                                                                         453,258
                                                                                                                 ---------------
                                                                                                                         657,707
                                                                                                                 ---------------

PRINCIPAL ONLY (PO) -- 0.1%
FHLMC, Ser. 2736, Class BO#++                                      12.144%     01/15/2034              144,015           115,452
                                                                                                                 ---------------
                                                                                                                         773,159
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
MORTGAGE PASS-THROUGH SECURITIES (MPTS) -- 20.7%

MPTS - FHLMC - POOLS -- 0.7%
FHLMC Gold Pool #A12446                                             6.500%     08/01/2033              152,404   $       157,850
FHLMC Gold Pool #A13465                                             6.500%     09/01/2033               62,759            65,002
FHLMC Gold Pool #A14279                                             6.000%     10/01/2033              358,565           367,912
FHLMC Gold Pool #A14986                                             6.500%     11/01/2033               94,905            98,297
FHLMC Gold Pool #C66588                                             7.000%     04/01/2032              137,583           144,872
                                                                                                                 ---------------
                                                                                                                         833,933
                                                                                                                 ---------------

MPTS - FNMA -- 19.4%

FNMA - POOLS -- 3.4%
FNMA Pool #251985                                                   6.500%     10/01/2028               43,835            45,521
FNMA Pool #252439                                                   6.500%     05/01/2029               52,569            54,594
FNMA Pool #404129                                                   6.500%     12/01/2027              129,969           134,973
FNMA Pool #567016                                                   8.000%     11/01/2030              277,590           298,549
FNMA Pool #597424                                                   7.500%     09/01/2031               85,012            90,838
FNMA Pool #644171                                                   7.000%     06/01/2032              124,631           131,467
FNMA Pool #646091                                                   7.000%     06/01/2032               93,638            98,774
FNMA Pool #694310                                                   6.000%     03/01/2033               42,735            43,993
FNMA Pool #701140                                                   6.000%     04/01/2033               35,205            36,106
FNMA Pool #720696                                                   4.500%     06/01/2033              173,981           170,449
FNMA Pool #737263                                                   6.000%     09/01/2033               91,248            93,585
FNMA Pool #737345                                                   6.000%     09/01/2033              705,189           723,245
FNMA Pool #737401                                                   6.000%     09/01/2033              771,494           791,248
FNMA Pool #740238                                                   6.000%     09/01/2033               90,433            92,748
FNMA Pool #747529                                                   4.500%     10/01/2033              267,429           262,000
FNMA Pool #747682                                                   6.500%     11/01/2033              670,301           694,130
FNMA Pool #753235                                                   6.500%     11/01/2033               85,030            88,053
FNMA Pool #825395                                                   4.857%     07/01/2035              200,000           201,672
                                                                                                                 ---------------
                                                                                                                       4,051,945
                                                                                                                 ---------------

FNMA - TBA -- 16.0%
FNMA TBA                                                            4.500%     07/01/2020            2,000,000         1,990,624
FNMA TBA                                                            5.000%     07/01/2034            7,000,000         7,000,000
FNMA TBA                                                            5.500%     07/01/2035            9,000,000         9,120,942
FNMA TBA.                                                           6.500%     07/01/2035            1,000,000         1,034,688
                                                                                                                 ---------------
                                                                                                                      19,146,254
                                                                                                                 ---------------
                                                                                                                      23,198,199
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
MPTS - GNMA - POOLS -- 0.6%
GNMA Pool #498277                                                   7.500%     06/15/2031               78,001   $        83,589
GNMA Pool #536371                                                   8.000%     11/15/2030               36,357            39,298
GNMA Pool #550976                                                   7.000%     10/15/2031              231,804           245,532
GNMA Pool #552713                                                   7.000%     08/15/2032               45,444            48,133
GNMA Pool #564121                                                   7.500%     07/15/2031               31,504            33,760
GNMA Pool #564375                                                   7.000%     09/15/2031              191,916           203,282
                                                                                                                 ---------------
                                                                                                                         653,594
                                                                                                                 ---------------
                                                                                                                      24,685,726
                                                                                                                 ---------------

NON-U.S. RESIDENTIAL MORTGAGE-BACKED SECURITIES -- 1.5%
Delphinus BV, Ser. 2004-II, Class A (FRN)                           2.256%     11/25/2090      EUR   1,000,000         1,210,650
Dutch Mortgage-Backed Securities BV, Ser. 2000-1,
 Class A2 (FRN) (Netherlands)                                       5.875%     12/02/2076      EUR     500,000           637,286
                                                                                                                 ---------------
                                                                                                                       1,847,936
                                                                                                                 ---------------
   Total (Cost - $37,178,069)                                                                                         37,357,380
                                                                                                                 ---------------

SOVEREIGN OBLIGATIONS -- 44.4%

DENMARK -- 0.9%
Kingdom of Denmark                                                  7.000%     11/10/2024      DKK   4,400,000         1,064,602
                                                                                                                 ---------------

FRANCE -- 12.0%
France O.A.T                                                        4.000%     04/25/2014      EUR   8,890,000        11,565,036
France O.A.T                                                        4.000%     04/25/2055      EUR     300,000           386,730
France O.A.T.                                                       5.750%     10/25/2032      EUR     350,000           574,930
France O.A.T. Index-Linked Bond                                     3.150%     07/25/2032      EUR   1,114,314         1,825,689
                                                                                                                 ---------------
                                                                                                                      14,352,385
                                                                                                                 ---------------

GERMANY -- 5.4%
Bundesrepublik Deutschland, Ser. 99                                 3.750%     01/04/2009      EUR   5,110,000         6,494,382
                                                                                                                 ---------------

ICELAND -- 2.9%
Housing Finance Fund                                                3.750%     04/15/2034      ISK  50,057,544           789,959
Housing Finance Fund Index-Linked Bond                              3.750%     06/15/2044      ISK 165,744,983         2,625,940
                                                                                                                 ---------------
                                                                                                                       3,415,899
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
JAPAN -- 2.4%
Japanese Government Bond, Ser. 72                                   2.100%     09/20/2024      JPY 298,000,000   $     2,812,896
                                                                                                                 ---------------

MEXICO -- 2.3%
Mexican Fixed Rate Bonds, Ser. M20                                 10.000%     12/05/2024      MXN  12,700,000         1,200,447
Mexican Fixed Rate Bonds, Ser. MI10                                 8.000%     12/19/2013      MXN   7,200,000           615,450
Mexican Fixed Rate Bonds, Ser. MI10                                 9.500%     12/18/2014      MXN   9,800,000           913,602
                                                                                                                 ---------------
                                                                                                                       2,729,499
                                                                                                                 ---------------

NETHERLANDS -- 2.0%
Netherlands Government                                              7.500%     01/15/2023      EUR   1,320,000         2,432,438
                                                                                                                 ---------------

NEW ZEALAND -- 2.5%
New Zealand Government Indexed-Linked Bond                          4.500%     02/15/2016      NZD   2,630,000         2,433,766
New Zealand Government, Ser. 1111                                   6.000%     11/15/2011      NZD      60,000            42,284
New Zealand Government, Ser. 413                                    6.500%     04/15/2013      NZD     690,000           502,563
                                                                                                                 ---------------
                                                                                                                       2,978,613
                                                                                                                 ---------------

SUPRANATIONAL -- 0.2%
European Investment Bank                                            5.500%     12/07/2009      GBP     118,000           221,228
                                                                                                                 ---------------

SWEDEN -- 4.7%
Swedish Government Bond, Ser. 1037                                  8.000%     08/15/2007      SEK   6,100,000           880,362
Swedish Government Bond, Ser. 1044                                  3.500%     04/20/2006      SEK  36,000,000         4,680,168
Swedish Government Index-Linked Bond                                3.500%     12/01/2028      SEK     448,344            86,081
                                                                                                                 ---------------
                                                                                                                       5,646,611
                                                                                                                 ---------------

UNITED KINGDOM -- 4.4%
U.K. Treasury Bond                                                  4.750%     06/07/2010      GBP     800,000         1,479,140
U.K. Treasury Bond                                                  5.000%     09/07/2014      GBP   1,980,000         3,774,061
                                                                                                                 ---------------
                                                                                                                       5,253,201
                                                                                                                 ---------------

                                                                   COUPON                           FACE
                                                                    RATE        MATURITY          AMOUNT (a)         VALUE+
--------------------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 4.7%
U.S. Treasury Bond                                                  7.625%     02/15/2025            1,920,000   $     2,766,150
U.S. Treasury Inflation-Indexed Bond                                3.375%     04/15/2032            2,092,615         2,860,997
                                                                                                                 ---------------
                                                                                                                       5,627,147
                                                                                                                 ---------------
   Total (Cost - $51,658,794)                                                                                         53,028,901
                                                                                                                 ---------------

SHORT-TERM SECURITIES -- 10.9%

                                                                                                    SHARES
                                                                                                    ------
MUTUAL FUNDS -- 3.2%
FFTW U.S. Short-Term Portfolio (b)                                                                     411,897         3,830,646
                                                                                                                 ---------------
   Total (Cost - $3,836,511)                                                                                           3,830,646
                                                                                                                 ---------------

                                                                                                    FACE
                                                                                                  AMOUNT (a)
                                                                                                  ----------
TIME DEPOSITS -- 6.7%
Bank of Montreal Time Deposit                                       3.313%     07/01/2005            4,000,000         4,000,000
Societe Generale Time Deposit                                       3.340%     07/01/2005            4,000,000         4,000,000
                                                                                                                 ---------------
                                                                                                                       8,000,000
                                                                                                                 ---------------

U.S. TREASURY OBLIGATIONS -- 1.0%
U.S. Treasury Bill++@                                               2.629%     07/07/2005              200,000           199,908
U.S. Treasury Bill++                                                3.119%     12/01/2005              940,000           927,403
U.S. Treasury Bill++                                                3.334%     12/29/2005               50,000            49,191
                                                                                                                 ---------------
                                                                                                                       1,176,502
                                                                                                                 ---------------
   Total (Cost - $9,177,001)                                                                                          13,007,148
                                                                                                                 ---------------
TOTAL INVESTMENTS - 110.8% (COST - $129,967,947)                                                                     132,457,278
LIABILITIES, NET OF OTHER ASSETS - (10.8%)                                                                           (12,953,232)
                                                                                                                 ---------------
NET ASSETS - 100.0%                                                                                              $   119,504,046
                                                                                                                 ===============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

                UNREALIZED     UNREALIZED                       TAX
               APPRECIATION   DEPRECIATION       NET            COST
               ---------------------------------------------------------
               $  4,273,191   $  1,783,860   $ 2,489,331   $ 129,967,947

SUMMARY OF ABBREVIATIONS
DKK       Danish Krone
EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FHLMC     Freddie Mac
FNMA      Fannie Mae
FRN       Floating Rate Note
GBP       Great British Pound
GNMA      Ginnie Mae
ISK       Icelandic Krona
JPY       Japanese Yen
MTN       Medium-Term Note
MXN       Mexican Peso
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona
TBA       To Be Announced - Security is subject to delayed delivery.
Vendee    Veterans Administration
Z Bond A bond on which interest accrues but is not currently paid to the investor but rather is added to the principal balance, becoming payable upon satisfaction of all prior bond classes. The security is currently paying interest.

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
~ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $1,812,259, or 1.52% of net assets. The Board of Directors has deemed these securities to be liquid.
*    Perpetual bond. Maturity date shown is next call date.
#    Face amount shown represents amortized cost.
++   Interest rate shown represents yield to maturity at date of purchase.
(b)  Affiliated Issuer.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
+    See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
Sovereign Obligations                                              44.4%
Mortgage-Backed Securities                                         32.2
Asset-Backed Securities                                            12.5
Corporate Obligations                                              10.8
Time Deposits                                                       6.7
Mutual Funds                                                        3.2
U.S. Treasury Obligations                                           1.0
Forward Foreign Exchange Contracts                                  0.4
Financial Futures Contracts                                         0.0*
Swap Agreements                                                    (0.0)*
Other Liabilities, Net of Other Assets                            (11.2)
                                                        ---------------
                                                                  100.0%
                                                        ===============

* Rounds to less than 0.1% or (0.1%).

See Notes to Financial Statements.

FFTW FUNDS, INC.

WORLDWIDE CORE PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 11.3%

CAPITAL GOODS -- 1.1%

AEROSPACE/DEFENSE -- 0.3%
EADS Finance BV (EMTN) (Netherlands)                           4.625%     03/03/2010      EUR      40,000   $        52,092
                                                                                                            ---------------

DIVERSIFIED MANUFACTURING -- 0.8%
Hutchison Whampoa International Ltd., 144A
 (Cayman Islands)~                                             5.450%     11/24/2010              120,000           123,988
                                                                                                            ---------------
                                                                                                                    176,080
                                                                                                            ---------------

COMMUNICATIONS -- 2.5%
Telecom Italia Capital, 144A (Luxembourg)~                     4.000%     01/15/2010               20,000            19,433
Telecom Italia Finance SA                                      6.125%     04/20/2006      EUR      79,000            98,692
Telefonos De Mexico, S.A. 144A~                                4.750%     01/27/2010              290,000           289,756
                                                                                                            ---------------
                                                                                                                    407,881
                                                                                                            ---------------

CONSUMER CYCLICAL -- 1.1%

AUTOMOTIVE -- 1.0%
General Motors Acceptance Corp. (MTN)                          4.375%     12/10/2007              170,000           159,276
                                                                                                            ---------------

LODGING -- 0.1%
Hilton Group Finance plc (EMTN) (United Kingdom)               6.500%     07/17/2009      EUR      20,000            27,357
                                                                                                            ---------------
                                                                                                                    186,633
                                                                                                            ---------------

FINANCE -- 5.2%

BANKING -- 3.8%
Mizuho Finance, Reg S (FRN) (Cayman Islands)                   4.750%     04/15/2014      EUR      40,000            51,514
Nordea Bank AB, Reg S (FRN) (Sweden)                           6.000%     12/13/2010      EUR     220,000           270,628
Nordea Bank Finland plc (FRN) (Finland)                        5.750%     03/26/2014      EUR      50,000            66,829
RBS Capital Trust I (FRN)*                                     4.709%     07/01/2013              150,000           147,988
San Paolo IMI (EMTN) (Italy)                                   6.375%     04/06/2010      EUR      60,000            83,928
                                                                                                            ---------------
                                                                                                                    620,887
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
CREDIT FINANCE - REIT -- 0.5%
Istar Financial Inc.                                           5.150%     03/01/2012               80,000   $        79,067
                                                                                                            ---------------

INSURANCE -- 0.9%
Allianz AG (Germany)*                                          5.500%     12/31/2049      EUR      50,000            66,616
Munich Re Finance BV (Netherlands)                             6.750%     06/21/2023      EUR      60,000            86,753
                                                                                                            ---------------
                                                                                                                    153,369
                                                                                                            ---------------
                                                                                                                    853,323
                                                                                                            ---------------

UTILITIES -- 1.4%

ELECTRIC -- 0.9%
Southern Power Co.                                             4.875%     07/15/2015              150,000           150,364
                                                                                                            ---------------

OTHER UTILITIES -- 0.5%
United Utility Water plc (United Kingdom)                      4.875%     03/18/2009      EUR      60,000            78,416
                                                                                                            ---------------
                                                                                                                    228,780
                                                                                                            ---------------
   Total (Cost - $1,678,281)                                                                                      1,852,697
                                                                                                            ---------------

MORTGAGE-BACKED SECURITIES -- 9.5%

MORTGAGE DERIVATIVES -- 2.1%

INTEREST ONLY (IO) -- 1.8%

IO - PAC -- 0.3%
FNMA, Ser. 2003-59, Class IL#++                                8.526%     12/25/2031               46,958            45,377
                                                                                                            ---------------

IO - VETERANS ADMINISTRATION (VENDEE) -- 0.6%
Vendee Mortgage Trust, Ser. 1997-1, Class IO (FRN)#++         11.892%     02/15/2027               81,399            60,346
Vendee Mortgage Trust, Ser. 2000-1, Class 2IO (FRN)#++        10.265%     01/15/2030               20,565            17,608
Vendee Mortgage Trust, Ser. 2001-2, Class IO (FRN)#++          5.867%     02/15/2031               28,458            28,370
                                                                                                            ---------------
                                                                                                                    106,324
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
INVERSE IO -- 0.9%
FHLMC, Ser. 2716, Class SI (FRN)#++                           15.915%     10/15/2030               60,125   $        64,049
FNMA, Ser. 2003-34, Class WS (FRN)#++                         16.032%     10/25/2029               30,403            26,893
GNMA, Ser. 2003-63, Class US (FRN)#++                         35.656%     07/20/2030               49,310            55,247
                                                                                                            ---------------
                                                                                                                    146,189
                                                                                                            ---------------
                                                                                                                    297,890
                                                                                                            ---------------

PRINCIPAL ONLY (PO) -- 0.3%
FHLMC, Ser. 2736, Class BO#++                                 12.144%     01/15/2034               60,502            57,726
                                                                                                            ---------------
                                                                                                                    355,616
                                                                                                            ---------------

MORTGAGE PASS-THROUGH SECURITIES -- 7.4%

FNMA - POOLS -- 1.2%
FNMA Pool #825395                                              4.857%     07/01/2035              200,000           201,672
                                                                                                            ---------------

FNMA - TBA -- 6.2%
FNMA TBA                                                       5.500%     07/01/2035            1,000,000         1,013,438
                                                                                                            ---------------
                                                                                                                  1,215,110
                                                                                                            ---------------
   Total (Cost - $1,592,947)                                                                                      1,570,726
                                                                                                            ---------------

SOVEREIGN OBLIGATIONS -- 22.6%

FRANCE -- 3.4%
France O.A.T                                                   4.000%     04/25/2055      EUR     330,000           425,403
France O.A.T. Index-Linked Bond                                3.150%     07/25/2032      EUR      84,006           137,788
                                                                                                            ---------------
                                                                                                                    563,191
                                                                                                            ---------------

ICELAND -- 3.2%
Housing Finance Fund                                           3.750%     04/15/2034      ISK  12,072,702           190,519
Housing Finance Fund Index-Linked Bond                         3.750%     06/15/2044      ISK  20,866,463           330,593
                                                                                                            ---------------
                                                                                                                    521,112
                                                                                                            ---------------

JAPAN -- 2.5%
Japanese Government Bond, Ser. 72                              2.100%     09/20/2024      JPY  43,000,000           405,888
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
MEXICO -- 1.8%
Mexican Fixed Rate Bonds, Ser. MI10                            9.500%     12/18/2014       MXN  2,500,000   $       233,062
United Mexican States                                          9.875%     02/01/2010               60,000            72,570
                                                                                                            ---------------
                                                                                                                    305,632
                                                                                                            ---------------

NEW ZEALAND -- 6.1%
New Zealand Government Indexed-Linked Bond                     4.500%     02/15/2016       NZD  1,090,000         1,008,671
                                                                                                            ---------------

SUPRANATIONAL -- 0.3%
European Investment Bank                                       5.500%     12/07/2009       GBP     24,000            44,995
                                                                                                            ---------------

SWEDEN -- 0.2%
Swedish Government Index-Linked Bond                           3.500%     12/01/2028       SEK    218,704            41,991
                                                                                                            ---------------

UNITED KINGDOM -- 1.0%
U.K. Treasury Bond                                             4.750%     12/07/2038       GBP     80,000           157,549
                                                                                                            ---------------

UNITED STATES -- 4.1%
U.S. Treasury Inflation-Indexed Bond                           3.375%     04/15/2032              219,122           299,581
U.S. Treasury Note                                             3.750%     05/15/2008              370,000           370,809
                                                                                                            ---------------
                                                                                                                    670,390
                                                                                                            ---------------
   Total (Cost - $3,602,128)                                                                                      3,719,419
                                                                                                            ---------------

SHORT-TERM SECURITIES -- 80.3%

TIME DEPOSITS -- 72.8%
Bank of Montreal Time Deposit                                  3.313%     07/01/2005            2,500,000         2,500,000
Dresdner Bank Time Deposit                                     3.250%     07/01/2005            2,500,000         2,500,000
Societe Generale Time Deposit                                  3.340%     07/01/2005            2,500,000         2,500,000
State Street Cayman Islands Time Deposit                       3.250%     07/01/2005            2,000,000         2,000,000
West Deutsche Bank Time Deposit                                3.410%     07/01/2005            2,500,000         2,500,000
                                                                                                            ---------------
                                                                                                                 12,000,000
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.5%
U.S. Treasury Bill++                                           2.629%     07/07/2005              100,000   $        99,954
U.S. Treasury Bill++@                                          3.119%     12/01/2005            1,100,000         1,085,259
U.S. Treasury Bill++                                           3.334%     12/29/2005               50,000            49,187
                                                                                                            ---------------
                                                                                                                  1,234,400
                                                                                                            ---------------
   Total (Cost - $13,234,979)                                                                                    13,234,400
                                                                                                            ---------------
TOTAL INVESTMENTS - 123.7% (COST - $20,108,335)                                                                  20,377,242
LIABILITIES, NET OF OTHER ASSETS - (23.7%)                                                                       (3,898,032)
                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                         $    16,479,210
                                                                                                            ===============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

                    UNREALIZED           UNREALIZED                             TAX
                   APPRECIATION         DEPRECIATION          NET               COST
               --------------------------------------------------------------------------
               $            334,920   $        66,013   $       268,907   $    20,108,335

SUMMARY OF ABBREVIATIONS
EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FHLMC     Freddie Mac
FNMA      Fannie Mae
FRN       Floating Rate Note
GBP       Great British Pound
GNMA      Ginnie Mae
ISK       Icelandic Krona
JPY       Japanese Yen
MTN       Medium-Term Note
MXN       Mexican Peso
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona
TBA       To Be Announced - Security is subject to delayed delivery
Vendee    Veterans Administration

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
~ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities were valued at $433,177 or 2.6% of net assets. The Board of Directors has deemed these securities to be liquid.
*    Perpetual bond. Maturity date shown is next call date.
#    Face amount shown represents amortized cost.
++   Interest rate shown represents yield to maturity at date of purchase.
@ Security, or portion thereof, is held in a margin account as collateral for open financial futures contracts.
+    See Note 2 to the Financial Statements

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

COUNTRY                                                 % OF NET ASSETS
-----------------------------------------------------------------------
Time Deposits                                                      72.8%
Sovereign Obligations                                              22.6
Corporate Obligations                                              11.2
Forward Foreign Exchange Contracts                                 10.8
Mortgage-Backed Securities                                          9.5
U.S. Treasury Obligations                                           7.5
Financial Futures Contracts                                         0.1
Swap Agreements                                                    (0.0)*
Other Liabilities, Net of Other Assets                            (34.5)
                                                        ---------------
                                                                  100.0%
                                                        ===============

*    Rounds to less than (0.1%).

See Notes to Financial Statements.

FFTW FUNDS, INC.

INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (ABS) -- 9.6%

CREDIT CARDS -- 6.5%
Chase Credit Card Master Trust, Ser. 1998-4, Class A           5.000%     08/15/2008      EUR     656,775   $       855,149
Citibank Credit Card Issuance Trust                            5.375%     04/11/2011      EUR     650,000           889,824
MBNA Credit Card Master Note Trust, Ser. 2002-A2,
 Class A                                                       5.600%     07/17/2014      EUR   1,100,000         1,538,548
MBNA Credit Card Master Note Trust, Ser. 2004-A1               4.500%     01/17/2014      EUR   1,000,000         1,325,374
Sherwood Castle Funding plc, Ser. 2003-1, Class A (FRN)        2.410%     08/15/2008      EUR     500,000           608,779
                                                                                                            ---------------
                                                                                                                  5,217,674
                                                                                                            ---------------
HOME EQUITY LOANS - FLOATING RATE -- 1.4%
Ace Securities Corp., Ser. 2001-HE1, Class A (FRN)             3.630%     11/20/2031              192,484           192,745
Centex Home Equity Loan, Ser. 2003-C, Class AV (FRN)           3.614%     09/25/2033              224,364           224,603
Chase Funding Mortgage Loan Asset-Backed Certificates,
 Ser. 2002-2, Class 2A1 (FRN)                                  3.564%     05/25/2032              144,500           144,785
Novastar Home Equity Loan, Ser. 2001-2, Class A3 (FRN)         3.574%     09/25/2031              285,857           286,065
Option One Mortgage Loan Trust, Ser. 2003-2,
 Class A2 (FRN)                                                3.614%     04/25/2033              247,825           248,221
                                                                                                            ---------------
                                                                                                                  1,096,419
                                                                                                            ---------------
OTHER ABS -- 1.7%
ABF Finance Srl, Ser. 1, Class A (FRN)                         2.480%     08/01/2013      EUR     557,222           676,287
Life Funding Co., Ser. 2001-1A, Class A1,
 144A (FRN) (Cayman Islands)~                                  0.440%     10/14/2008      JPY  22,245,200           199,000
Lombarda Lease Finance Srl, Ser. 2, Class A (FRN)              2.488%     10/30/2015      EUR     438,994           534,471
                                                                                                            ---------------
                                                                                                                  1,409,758
                                                                                                            ---------------
   Total (Cost - $7,374,118)                                                                                      7,723,851
                                                                                                            ---------------
CORPORATE OBLIGATIONS -- 5.7%

CAPITAL GOODS -- 0.3%
EADS Finance BV (EMTN) (Netherlands)                           4.625%     03/03/2010      EUR     170,000           221,408
                                                                                                            ---------------
CONSUMER CYCLICAL -- 0.2%
Hilton Group Finance plc (EMTN) (United Kingdom)               6.500%     07/17/2009      EUR     110,000           150,461
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.2%
Imperial Tobacco Finance (EMTN) (United Kingdom)               6.250%     06/06/2007      EUR     140,000   $       181,824
                                                                                                            ---------------
ENERGY -- 0.2%
Petronas Capital Ltd., Reg S (Malaysia)                        6.375%     05/22/2009      EUR     100,000           137,220
                                                                                                            ---------------
FINANCE -- 2.6%

BANKING -- 1.8%
HBOS plc (EMTN) (United Kingdom)                               5.500%     07/27/2009      EUR     360,000           482,806
HBOS plc (EMTN) (United Kingdom)                               5.500%     10/29/2012      EUR     350,000           488,835
RBS Capital Trust A (FRN) (United Kingdom)*                    6.467%     06/30/2012      EUR     180,000           258,471
Skandinaviska Enskilda (Sweden)                                4.125%     05/28/2013      EUR     170,000           216,860
                                                                                                            ---------------
                                                                                                                  1,446,972
                                                                                                            ---------------
INSURANCE -- 0.8%
Allianz AG (Germany)*                                          5.500%     12/31/2049      EUR      90,000           119,911
Munich Re Finance BV (Netherlands)                             6.750%     06/21/2023      EUR     190,000           274,717
Zurich Finance (USA) Inc. (FRN)                                5.750%     10/02/2023      EUR     200,000           270,878
                                                                                                            ---------------
                                                                                                                    665,506
                                                                                                            ---------------
                                                                                                                  2,112,478
                                                                                                            ---------------
UTILITIES -- 2.2%

ELECTRIC -- 1.1%
E.ON International Finance BV (MTN) (Netherlands)              5.750%     05/29/2009      EUR     650,000           879,048
                                                                                                            ---------------
OTHER UTILITIES -- 1.1%
United Utility Water plc (United Kingdom)                      4.875%     03/18/2009      EUR     680,000           888,716
                                                                                                            ---------------
                                                                                                                  1,767,764
                                                                                                            ---------------
   Total (Cost - $3,717,308)                                                                                      4,571,155
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 7.4%

COLLATERALIZED MORTGAGE OBLIGATION -- 1.2%
Residential Accreditation Loans, Inc., Ser. 2004-QS10,
 Class A3 (FRN)                                                3.814%     07/25/2034              985,452   $       987,023
                                                                                                            ---------------
NON-U.S. RESIDENTIAL MORTGAGE-BACKED SECURITIES -- 6.2%
Arena BV, Ser. 2003-I, Class A2 (FRN) (Netherlands)            4.300%     05/19/2055      EUR   1,000,000         1,299,275
Delphinus BV, Series 2003-1, Class A2, Reg S
 (FRN) (Netherlands)                                           4.122%     04/25/2093      EUR   1,000,000         1,280,255
Dutch Mortgage-Backed Securities BV, Ser. 2000-1,
 Class A2 (FRN) (Netherlands)                                  5.875%     12/02/2076      EUR     500,000           637,286
Pelican Mortgages, Ser. 2, Class A (FRN)                       2.365%     09/15/2036      EUR     256,619           311,981
Saecure BV, Ser. A2 (FRN) (Netherlands)                        5.710%     11/25/2007      EUR     500,000           651,786
Seashell Securities plc, Ser. II, Class A (FRN)                2.433%     07/25/2028      EUR     620,000           754,469
                                                                                                            ---------------
                                                                                                                  4,935,052
                                                                                                            ---------------
   Total (Cost - $5,528,260)                                                                                      5,922,075
                                                                                                            ---------------
SOVEREIGN OBLIGATIONS -- 58.1%

AUSTRIA -- 5.1%
Republic of Austria                                            4.000%     07/15/2009      EUR   3,150,000         4,051,452
                                                                                                            ---------------
FRANCE -- 2.8%
France O.A.T                                                   4.000%     10/25/2014      EUR   1,500,000         1,947,352
France O.A.T                                                   5.750%     10/25/2032      EUR     190,000           312,105
                                                                                                            ---------------
                                                                                                                  2,259,457
                                                                                                            ---------------
GERMANY -- 4.0%
Bundesschatzanweisungen                                        2.500%     09/22/2006      EUR   2,620,000         3,190,649
                                                                                                            ---------------
ICELAND -- 2.3%
Housing Finance Fund                                           3.750%     04/15/2034      ISK  41,420,164           653,652
Housing Finance Fund Index-Linked Bond                         3.750%     06/15/2044      ISK  76,938,900         1,218,963
                                                                                                            ---------------
                                                                                                                  1,872,615
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
ITALY -- 2.9%
Buoni Poliennali del Tesoro                                    5.750%     02/01/2033      EUR   1,480,000   $     2,339,231
                                                                                                            ---------------
JAPAN -- 10.8%
Japan Finance Corp. for Municipal Enterprises                  1.550%     02/21/2012      JPY 250,000,000         2,387,323
Japanese Government Bond, Ser. 256                             1.400%     12/20/2013      JPY 380,000,000         3,554,377
Japanese Government Bond, Ser. 72                              2.100%     09/20/2024      JPY 287,000,000         2,709,064
                                                                                                            ---------------
                                                                                                                  8,650,764
                                                                                                            ---------------
MEXICO -- 2.2%
Mexican Fixed Rate Bonds, Ser. M20                            10.000%     12/05/2024      MXN   8,300,000           784,544
Mexican Fixed Rate Bonds, Ser. MI10                            8.000%     12/19/2013      MXN   4,600,000           393,204
Mexican Fixed Rate Bonds, Ser. MI10                            9.500%     12/18/2014      MXN   6,500,000           605,961
                                                                                                            ---------------
                                                                                                                  1,783,709
                                                                                                            ---------------
NETHERLANDS -- 4.6%
Netherlands Government                                         7.500%     01/15/2023      EUR   1,990,000         3,667,084
                                                                                                            ---------------
NEW ZEALAND -- 6.0%
New Zealand Government, Ser. 709                               7.000%     07/15/2009      NZD   6,680,000         4,836,009
                                                                                                            ---------------
SWEDEN -- 5.2%
Swedish Government Bond, Ser. 1043                             5.000%     01/28/2009      SEK  29,650,000         4,166,366
                                                                                                            ---------------
UNITED KINGDOM -- 7.4%
U.K. Treasury Bond                                             5.000%     09/07/2014      GBP   2,240,000         4,269,645
U.K. Treasury Bond                                             4.750%     12/07/2038      GBP     840,000         1,654,266
                                                                                                            ---------------
                                                                                                                  5,923,911
                                                                                                            ---------------
UNITED STATES -- 4.8%
U.S. Treasury Bond                                             7.625%     02/15/2025            2,310,000         3,328,024
U.S. Treasury Inflation-Indexed Bond                           3.375%     04/15/2032              383,548           524,381
                                                                                                            ---------------
                                                                                                                  3,852,405
                                                                                                            ---------------
   Total (Cost - $46,550,274)                                                                                    46,593,652
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES -- 16.0%

TIME DEPOSITS -- 15.0%
Bank of Montreal Time Deposit                                  3.313%     07/01/2005            4,000,000   $     4,000,000
Dresdner Bank Time Deposit                                     3.250%     07/01/2005            4,000,000         4,000,000
Societe Generale Time Deposit                                  3.340%     07/01/2005            4,000,000         4,000,000
                                                                                                            ---------------
                                                                                                                 12,000,000
                                                                                                            ---------------
U.S. TREASURY OBLIGATION -- 1.0%
U.S. Treasury Bill++@                                          3.119%     12/01/2005              800,000           789,279
                                                                                                            ---------------
   Total (Cost - $12,789,698)                                                                                    12,789,279
                                                                                                            ---------------
TOTAL INVESTMENTS - 96.8% (COST - $75,959,658)                                                                   77,600,012
OTHER ASSETS, NET OF LIABILITIES - 3.2%                                                                           2,578,932
                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                         $    80,178,944
                                                                                                            ===============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

             UNREALIZED      UNREALIZED                       TAX
            APPRECIATION    DEPRECIATION       NET            COST
            ----------------------------------------------------------
            $  2,757,332    $  1,116,978   $  1,640,354   $ 75,959,658

SUMMARY OF ABBREVIATIONS

EMTN      Euro Medium-Term Note
EUR       European Monetary Unit (Euro)
FRN       Floating Rate Note
GBP       Great British Pound
ISK       Icelandic Krona
JPY       Japanese Yen
MXN       Mexican Peso
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
SEK       Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
~ Security exempt from registration under Rule 144A or Section 4(2) of Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this security was valued at $199,000, or 0.2% of net assets. The Board of Directors has deemed this security to be liquid.
*    Perpetual bond. Maturity date shown is next call date.
++   Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
+    See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
Sovereign Obligations                                              58.1%
Short-Term Securities                                              16.0
Asset-Backed Securities                                             9.6
Mortgage-Backed Securities                                          7.4
Corporate Obligations                                               5.7
Financial Futures Contracts                                         1.6
Forward Foreign Exchange Contracts                                 (0.0)*
Other Assets, Net of Other Liabilities                              1.6
                                                        ---------------
                                                                  100.0%
                                                        ===============

*    Rounds to less than (0.1%).

See Notes to Financial Statements.

FFTW FUNDS, INC.

U.S. INFLATION-INDEXED PORTFOLIO - SCHEDULE OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY INFLATION-INDEXED SECURITIES -- 93.8%

U.S. TREASURY INFLATION-INDEXED BONDS -- 22.8%
U.S. Treasury Inflation-Indexed Bond                           2.375%     01/15/2025           11,219,471   $    12,332,652
U.S. Treasury Inflation-Indexed Bond                           3.875%     04/15/2029            4,378,876         6,183,794
U.S. Treasury Inflation-Indexed Bond                           3.375%     04/15/2032            6,094,260         8,331,997
                                                                                                            ---------------
                                                                                                                 26,848,443
                                                                                                            ---------------
U.S. TREASURY INFLATION-INDEXED NOTES -- 71.0%
U.S. Treasury Inflation-Indexed Note                           3.625%     01/15/2008           22,363,480        23,670,345
U.S. Treasury Inflation-Indexed Note                           4.250%     01/15/2010            4,856,838         5,470,773
U.S. Treasury Inflation-Indexed Note                           0.875%     04/15/2010            4,898,695         4,777,756
U.S. Treasury Inflation-Indexed Note                           3.500%     01/15/2011            5,030,325         5,582,875
U.S. Treasury Inflation-Indexed Note                           3.000%     07/15/2012           14,900,104        16,387,786
U.S. Treasury Inflation-Indexed Note                           2.000%     01/15/2014           25,986,559        26,823,001
U.S. Treasury Inflation-Indexed Note                           2.000%     07/15/2014            1,019,764         1,052,906
                                                                                                            ---------------
                                                                                                                 83,765,442
                                                                                                            ---------------
   Total (Cost - $110,275,721)                                                                                  110,613,885
                                                                                                            ---------------
SHORT-TERM SECURITY -- 3.4%
Societe Generale Time Deposit                                  3.340%     07/01/2005            4,000,000         4,000,000
                                                                                                            ---------------
   Total (Cost - $4,000,000)                                                                                      4,000,000
                                                                                                            ---------------
TOTAL INVESTMENTS - 97.2% (COST - $114,275,721)                                                                 114,613,885
OTHER ASSETS, NET OF LIABILITIES - 2.8%                                                                           3,328,575
                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                         $   117,942,460
                                                                                                            ===============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

              UNREALIZED     UNREALIZED                        TAX
             APPRECIATION   DEPRECIATION       NET            COST
             ---------------------------------------------------------
             $    819,292   $    481,128   $   338,164   $ 114,275,721

+  See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
U.S. Treasury Inflation-Indexed Notes                              71.0%
U.S. Treasury Inflation-Indexed Bonds                              22.8
Short-Term Securities                                               3.4
Other Assets, Net of Liabilities                                    2.8
                                                        ---------------
                                                                  100.0%
                                                        ===============

See Notes to Financial Statements.

FFTW FUNDS, INC.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
SOVEREIGN INDEXED-LINKED OBLIGATIONS -- 90.8%

AUSTRALIA -- 0.8%
Australian Index-Linked Bond                                   4.000%     08/20/2020      AUD     220,000   $       240,649
                                                                                                            ---------------
CANADA -- 1.8%
Canadian Government Index-Linked Bond                          4.000%     12/01/2031      CAD     326,712           383,850
Canadian Government Index-Linked Bond                          3.000%     12/01/2036      CAD     165,648           168,849
                                                                                                            ---------------
                                                                                                                    552,699
                                                                                                            ---------------
FRANCE -- 3.9%
France O.A.T. Index-Linked Bond                                3.150%     07/25/2032      EUR     736,078         1,205,988
                                                                                                            ---------------
NEW ZEALAND -- 2.4%
New Zealand Government Indexed-Linked Bond                     4.500%     02/15/2016      NZD     810,000           749,563
                                                                                                            ---------------
POLAND -- 2.6%
Poland Government Bond, Ser. CPI                               3.000%     08/24/2016      PLN   2,625,053           792,077
                                                                                                            ---------------
SWEDEN -- 15.1%
Swedish Government Index-Linked Bond                           4.000%     12/01/2008      SEK  22,281,104         3,142,057
Swedish Government Index-Linked Bond                           4.000%     12/01/2020      SEK   6,733,489         1,147,138
Swedish Government Index-Linked Bond                           3.500%     12/01/2028      SEK   1,979,555           380,070
                                                                                                            ---------------
                                                                                                                  4,669,265
                                                                                                            ---------------
UNITED KINGDOM -- 23.2%
U.K. Index-Linked Treasury Stock                               2.500%     05/20/2009      GBP     366,000         1,632,560
U.K. Index-Linked Treasury Stock                               2.500%     08/16/2013      GBP     520,000         2,115,249
U.K. Index-Linked Treasury Stock                               2.500%     07/26/2016      GBP     180,000           818,831
U.K. Index-Linked Treasury Stock                               2.500%     04/16/2020      GBP     250,000         1,150,798
U.K. Index-Linked Treasury Stock                               2.500%     07/17/2024      GBP     240,000           971,709
U.K. Index-Linked Treasury Stock                               2.000%     01/26/2035      GBP     220,000           494,895
                                                                                                            ---------------
                                                                                                                  7,184,042
                                                                                                            ---------------

                                                              COUPON                            FACE
                                                               RATE        MATURITY          AMOUNT (a)          VALUE+
---------------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 41.0%
U.S. Treasury Inflation-Indexed Bond                           2.375%     01/15/2025            1,749,494   $     1,923,077
U.S. Treasury Inflation-Indexed Bond                           3.875%     04/15/2029              500,612           706,958
U.S. Treasury Inflation-Indexed Bond                           3.375%     04/15/2032            1,096,090         1,498,561
U.S. Treasury Inflation-Indexed Note                           3.625%     01/15/2008            1,661,906         1,759,024
U.S. Treasury Inflation-Indexed Note                           4.250%     01/15/2010              497,247           560,102
U.S. Treasury Inflation-Indexed Note                           0.875%     04/15/2010              718,886           701,138
U.S. Treasury Inflation-Indexed Note                           3.500%     01/15/2011              469,497           521,068
U.S. Treasury Inflation-Indexed Note                           3.375%     01/15/2012              350,624           392,041
U.S. Treasury Inflation-Indexed Note                           3.000%     07/15/2012            2,055,933         2,261,205
U.S. Treasury Inflation-Indexed Note                           2.000%     01/15/2014            2,284,880         2,358,424
                                                                                                            ---------------
                                                                                                                 12,681,598
                                                                                                            ---------------
   Total (Cost - $28,154,578)                                                                                    28,075,881
                                                                                                            ---------------
SHORT-TERM SECURITY -- 3.2%
Societe Generale Time Deposit                                  3.340%     07/01/2005            1,000,000         1,000,000
   Total (Cost - $1,000,000)                                                                                ---------------

TOTAL INVESTMENTS - 94.0% (COST - $29,154,578)                                                                   29,075,881
OTHER ASSETS, NET OF LIABILITIES - 6.0%                                                                           1,844,129
                                                                                                            ---------------
NET ASSETS - 100.0%                                                                                         $    30,920,010
                                                                                                            ===============

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments for federal income tax purposes at June 30, 2005 was as follows:

             UNREALIZED     UNREALIZED                     TAX
            APPRECIATION   DEPRECIATION      NET          COST
            ------------------------------------------------------
            $    445,626   $    524,323  $  (78,697)  $ 29,154,578

SUMMARY OF ABBREVIATIONS

AUD       Australian Dollar
CAD       Canadian Dollar
EUR       European Monetary Unit (Euro)
GBP       Great British Pound
NZD       New Zealand Dollar
O.A.T. Obligation Assimilable du Tresor (French government long-term debt instrument)
PLN       Polish Zloty
SEK       Swedish Krona

(a)  Face amount shown in U.S. dollars unless otherwise indicated.
+    See Note 2 to the Financial Statements.

  ASSET CLASS SUMMARY
  (SHOWN AS A PERCENTAGE OF TOTAL NET ASSETS)
  JUNE 30, 2005 (UNAUDITED)

CLASSIFICATION                                          % OF NET ASSETS
-----------------------------------------------------------------------
Sovereign Obligations                                              90.8%
Short-Term Securities                                               3.3
Forward Foreign Exchange Contracts                                  3.2
Other Assets, Net of Liabilities                                    2.7
                                                        ---------------
                                                                  100.0%
                                                        ===============

   COUNTRY COMPOSITION OF THE PORTFOLIO (AS A PERCENTAGE OF TOTAL INVESTMENTS)
         VERSUS THE BARCLAY'S GLOBAL INFLATION-LINKED BOND INDEX HEDGED

                                    (UNAUDITED)
      COUNTRY          PORTFOLIO     BENCHMARK
      -------          ---------     ---------
      United States       44.47%         42.33%
      United Kingdom      24.33%         25.18%
      Sweden              15.82%          4.04%
      France               7.47%         14.96%
      Poland               2.68%          0.00%
      New Zealand          2.54%          0.00%
      Canada               1.87%          3.41%
      Australia            0.82%          0.88%
      Japan                0.00%          1.70%
      Italy                0.00%          7.50%
                      ---------     ----------
                         100.00%        100.00%

See Notes to Financial Statements.

FFTW FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

                                                                     U.S. SHORT-TERM   LIMITED DURATION    MORTGAGE-BACKED
                                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (a)                             $    131,611,771   $    133,729,408   $    221,023,909
Cash                                                                         643,371          2,370,145          1,694,547
Receivable for securities sold                                                     -          3,015,408          9,145,021
Interest receivable                                                          175,694            594,375            636,365
Unrealized appreciation of forward foreign exchange
 contracts (Note 5)                                                                -            332,702                  -
Other receivables                                                                  -                  -                280
                                                                    ----------------   ----------------   ----------------
 Total assets                                                            132,430,836        140,042,038        232,500,122
                                                                    ----------------   ----------------   ----------------
LIABILITIES
Payable for securities purchased                                                   -          3,366,588        109,123,168
Payable for fund shares redeemed                                              91,628                  -                  -
Variation margin payable                                                           -                  -             14,212
Distribution payable                                                          11,689                178                  -
Payable for reverse repurchase agreement                                   4,968,750                  -                  -
Payable for interest on reverse repurchase agreement                             409                  -                  -
Unrealized depreciation on swap contract                                           -                  -             65,098
Accrued expenses and other liabilities                                        37,636             36,555             39,329
                                                                    ----------------   ----------------   ----------------
 Total liabilities                                                         5,110,112          3,403,321        109,241,807
                                                                    ----------------   ----------------   ----------------
NET ASSETS                                                          $    127,320,724   $    136,638,717   $    123,258,315
                                                                    ================   ================   ================
SHARES OUTSTANDING (PAR VALUE $0.001)                                     13,684,497         14,081,462         12,203,096
                                                                    ================   ================   ================
NET ASSET VALUE PER SHARE                                           $           9.30   $           9.70   $          10.10
                                                                    ================   ================   ================

COMPONENTS OF NET ASSETS AS OF JUNE 30, 2005 WERE AS FOLLOWS:
Paid-in capital                                                     $    143,976,435   $    139,263,247   $    132,353,311
Undistributed (distributions in excess of) net investment income             (43,691)            66,714         (1,202,519)
Accumulated net realized loss on investments, financial futures, options and swap contracts and foreign currency-related
 transactions                                                            (16,413,134)        (1,812,019)        (7,821,480)
Net unrealized depreciation on investments, financial futures, options and swap contracts and translation of other assets and
 liabilities denominated in foreign currency                                (198,886)          (879,225)           (70,997)
                                                                    ----------------   ----------------   ----------------
                                                                    $    127,320,724   $    136,638,717   $    123,258,315
                                                                    ================   ================   ================

(a) Cost of investments                                             $    131,809,922   $    134,984,769   $    221,018,754
                                                                    ----------------   ----------------   ----------------

See Notes to Financial Statements.

                                                                        WORLDWIDE       WORLDWIDE CORE      INTERNATIONAL
                                                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value:
 Unaffiliated issuers (a)                                           $    128,626,632   $     20,377,242   $     77,600,012
 Affiliated issuers (b)                                                    3,830,646                  -                  -
Cash                                                                       2,579,249          2,212,955          1,178,347
Cash on deposit at broker                                                  2,410,680          1,908,587            893,824
Foreign cash (c)                                                           1,923,823         20,341,003          1,936,092
Receivable for securities sold                                                     -         21,160,609                  -
Receivable for fund shares sold                                                    -              2,707             86,521
Receivable from Investment Adviser (Note 3)                                   45,412                  -                  -
Interest receivable                                                          924,425             29,283          1,047,092
Unrealized appreciation of forward foreign exchange contracts
 (Note 5)                                                                  6,770,091          2,455,036          2,865,748
Other receivables                                                                  -              7,019                  -
                                                                    ----------------   ----------------   ----------------
 Total assets                                                            147,110,958         68,494,441         85,607,636
                                                                    ----------------   ----------------   ----------------
LIABILITIES
Payable for securities purchased                                          19,570,890         10,083,906                  -
Payable for fund shares redeemed                                               6,967         39,895,726             27,453
Variation margin payable                                                   1,628,143          1,319,272          1,784,217
Unrealized depreciation of forward foreign exchange contracts
 (Note 5)                                                                  6,306,610            674,651          3,553,110
Distribution payable                                                          39,942              5,621             21,197
Unrealized depreciation on swap contract (Note 10)                             4,822              2,411                  -
Payable to Investment Adviser (Note 3)                                             -              2,178                  -
Accrued expenses and other liabilities                                        49,538             31,466             42,715
                                                                    ----------------   ----------------   ----------------
 Total liabilities                                                        27,606,912         52,015,231          5,428,692
                                                                    ----------------   ----------------   ----------------
NET ASSETS                                                          $    119,504,046   $     16,479,210   $     80,178,944
                                                                    ================   ================   ================
SHARES OUTSTANDING (PAR VALUE $0.001)                                     12,556,801          1,486,178          9,553,609
                                                                    ================   ================   ================
NET ASSET VALUE PER SHARE                                           $           9.52   $          11.09   $           8.39
                                                                    ================   ================   ================

COMPONENTS OF NET ASSETS AS OF JUNE 30, 2005 WERE AS FOLLOWS:
Paid-in capital                                                     $    110,144,101   $     13,923,601   $     75,933,979
Undistributed (distributions in excess of) net investment income              (7,164)          (566,703)         1,233,190
Accumulated net realized gain on investments, financial futures
 and swap contracts and foreign currency-related transactions              6,387,566            966,009          2,000,453
Net unrealized appreciation on investments, financial futures and swap contracts and translation of other assets and
 liabilities denominated in foreign currency                               2,979,543          2,156,303          1,011,322
                                                                    ----------------   ----------------   ----------------
                                                                    $    119,504,046   $     16,479,210   $     80,178,944
                                                                    ================   ================   ================

(a) Unaffiliated cost of investments                                $    126,131,436   $     20,108,335   $     75,959,658
                                                                    ----------------   ----------------   ----------------
(b) Affiliated cost of investments                                  $      3,836,511   $              -   $              -
                                                                    ----------------   ----------------   ----------------
(c) Cost of foreign cash                                            $      1,921,688   $     20,221,158   $      1,857,025
                                                                    ----------------   ----------------   ----------------

See Notes to Financial Statements.

                                                                        U.S. INFLATION-INDEXED  GLOBAL-INFLATION-INDEXED
                                                                               PORTFOLIO            HEDGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (a)                                     $  114,613,885           $   29,075,881
Cash                                                                             2,141,120                  446,567
Foreign cash (b)                                                                         -                   87,331
Receivable from Investment Adviser (Note 3)                                         16,025                   18,107
Interest receivable                                                              1,221,972                  328,030
Unrealized appreciation of forward foreign exchange contracts (Note 5)                   -                1,681,015
                                                                            --------------           --------------
 Total assets                                                                  117,993,002               31,636,931
                                                                            --------------           --------------
LIABILITIES
Unrealized depreciation of forward foreign exchange contracts (Note 5)                   -                  683,740
Accrued expenses and other liabilities                                              50,542                   33,181
                                                                            --------------           --------------
 Total liabilities                                                                  50,542                  716,921
                                                                            --------------           --------------
NET ASSETS                                                                  $  117,942,460           $   30,920,010
                                                                            ==============           ==============
SHARES OUTSTANDING (PAR VALUE $0.001)                                           10,964,401                2,923,955
                                                                            ==============           ==============
NET ASSET VALUE PER SHARE                                                   $        10.76           $        10.57
                                                                            ==============           ==============

COMPONENTS OF NET ASSETS AS OF JUNE 30, 2005 WERE AS FOLLOWS:
Paid-in capital                                                             $  115,175,223           $   29,728,591
Undistributed (distributions in excess of) net investment income                    29,387                 (792,634)
Accumulated net realized gain on investments and foreign
 currency-related transactions                                                   2,399,686                1,080,270
Net unrealized appreciation on investments and translation of other
 assets and liabilities denominated in foreign currency                            338,164                  903,783
                                                                            --------------           --------------
                                                                            $  117,942,460           $   30,920,010
                                                                            ==============           ==============

(a) Cost of investments                                                     $  114,275,721           $   29,154,578
                                                                            ==============           ==============
(b) Cost of foreign cash                                                    $            -           $       90,716
                                                                            ==============           ==============

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                     U.S. SHORT-TERM    LIMITED DURATION     MORTGAGE-BACKED
                                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $      2,439,290    $      1,925,533    $      2,630,679
                                                                    ----------------    ----------------    ----------------
EXPENSES
Investment advisory fees (Note 3)                                            197,385             167,116             171,701
Administration fees                                                           46,971              34,426              41,131
Custodian fees (Note 3)                                                       11,264               8,558              23,020
Directors' fees and expenses                                                  15,995              12,611              13,786
Audit fees                                                                    19,903              18,402              24,417
Legal fees                                                                    19,774              12,705              17,753
Transfer agent fees                                                            3,571               1,819                 154
Operations monitoring agent fees (Note 3)                                     13,165               9,549              11,447
Registration fees                                                              3,372               8,480               1,984
Chief Compliance Officer fees (Note 3)                                         6,466               4,200               5,450
Other fees and expenses                                                        5,031               4,572               4,694
                                                                    ----------------    ----------------    ----------------
 Total operating expenses                                                    342,897             282,438             315,537
Waiver of investment advisory fees (Note 3)                                  (98,648)            (95,495)            (74,609)
                                                                    ----------------    ----------------    ----------------
 Operating expenses, net                                                     244,249             186,943             240,928
Interest                                                                      11,710                   -               5,706
                                                                    ----------------    ----------------    ----------------
 Total expenses                                                              255,959             186,943             246,634
                                                                    ----------------    ----------------    ----------------
 Investment income, net                                                    2,183,331           1,738,590           2,384,045
                                                                    ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FINANCIAL FUTURES, OPTIONS AND SWAP CONTRACTS AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain (loss) on investments                                     (717,365)           (257,387)          1,361,621
Net realized loss on financial futures, swap and option contracts            (38,821)            (52,432)           (406,822)
Net realized gain on foreign currency-related transactions                         -               7,291                   -
Net change in unrealized appreciation (depreciation) on
 investments                                                                 363,605            (446,622)           (331,340)
Net change in unrealized appreciation (depreciation) on
 financial futures, options and swap contracts                                37,344             (12,186)             (4,958)
Net change in unrealized appreciation on translation of
 other assets and liabilities denominated in foreign currency                      -             377,248                   -
                                                                    ----------------    ----------------    ----------------
Net realized and unrealized gain (loss) on investments, financial futures, options and swap contracts and foreign
 currency-related transactions                                              (355,237)           (384,088)            618,501
                                                                    ----------------    ----------------    ----------------
Net Increase in Net Assets Resulting from Operations                $      1,828,094    $      1,354,502    $      3,002,546
                                                                    ================    ================    ================

See Notes to Financial Statements.

                                                                        WORLDWIDE        WORLDWIDE CORE       INTERNATIONAL
                                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                            $      2,906,337    $      1,096,817    $      1,394,617
Dividends from affiliated issuers                                             38,657              50,325                   -
                                                                    ----------------    ----------------    ----------------
 Total investment income                                                   2,944,994           1,147,142           1,394,617
                                                                    ----------------    ----------------    ----------------
EXPENSES
Investment advisory fees (Note 3)                                            323,836             110,120             168,930
Administration fees                                                           56,734              19,392              30,548
Custodian fees (Note 3)                                                       60,825              36,565              44,746
Directors' fees and expenses                                                  18,727               6,636              10,039
Audit fees                                                                    27,914              22,751              21,943
Legal fees                                                                    28,432               8,626              10,749
Transfer agent fees                                                            2,197               1,674               2,358
Operations monitoring agent fees (Note 3)                                     15,968               3,463               8,446
Registration fees                                                              3,720               8,731               9,819
Chief Compliance Officer fees (Note 3)                                         8,235               2,646               4,049
Other fees and expenses                                                        7,873               4,613              11,144
                                                                    ----------------    ----------------    ----------------
 Total operating expenses                                                    554,461             225,217             322,771
Waiver of investment advisory fees (Note 3)                                  (68,668)            (41,295)                  -
                                                                    ----------------    ----------------    ----------------
 Operating expenses, net                                                     485,793             183,922             322,771
Interest                                                                           -                 410                   -
                                                                    ----------------    ----------------    ----------------
 Total expenses                                                              485,793             184,332             322,771
                                                                    ----------------    ----------------    ----------------
 Investment income, net                                                    2,459,201             962,810           1,071,846
                                                                    ----------------    ----------------    ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FINANCIAL FUTURES AND SWAP CONTRACTS AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain on investments (a)                                       4,594,599           1,579,664           1,124,563
Net realized gain on financial futures and swap contracts                    144,480             186,214             319,397
Net realized gain (loss) on foreign currency-related transactions            170,662            (767,684)           (534,459)
Net change in unrealized depreciation on investments                      (9,372,389)         (3,506,634)         (5,168,423)
Net change in unrealized appreciation on financial futures and
 swap contracts                                                              137,253              20,904              28,719
Net change in unrealized appreciation (depreciation) on
 translation of other assets and liabilities denominated in
 foreign currency                                                         (2,375,918)          3,259,860          (2,358,289)
                                                                    ----------------    ----------------    ----------------
Net realized and unrealized gain (loss) on investments,
 financial futures and swap contracts and foreign
 currency-related transactions                                            (6,701,313)            772,324          (6,588,492)
                                                                    ----------------    ----------------    ----------------
Net Increase (Decrease) in Net Assets Resulting from Operations     $     (4,242,112)   $      1,735,134    $     (5,516,646)
                                                                    ================    ================    ================

(a) Includes realized loss from affiliated issuers of:              $         (2,146)   $        (10,828)

See Notes to Financial Statements.

                                                                       U.S. INFLATION-INDEXED    GLOBAL-INFLATION-INDEXED
                                                                             PORTFOLIO              HEDGED PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                    $    2,866,422            $      553,194
                                                                            --------------            --------------
EXPENSES
Investment advisory fees (Note 3)                                                  228,170                    55,096
Administration fees                                                                 40,888                     9,573
Custodian fees (Note 3)                                                              5,020                    25,250
Directors' fees and expenses                                                        13,760                     3,373
Audit fees                                                                          20,521                    18,526
Legal fees                                                                          11,881                     3,576
Transfer agent fees                                                                    112                       103
Operations monitoring agent fees (Note 3)                                           11,409                     2,755
Registration fees                                                                    1,488                     1,240
Chief Compliance Officer fees (Note 3)                                               5,173                     1,272
Other fees and expenses                                                              3,792                     3,135
                                                                            --------------            --------------
 Total operating expenses                                                          342,214                   123,899
Waiver of investment advisory fees (Note 3)                                       (142,529)                  (55,029)
                                                                            --------------            --------------
 Operating expenses, net                                                           199,685                    68,870
                                                                            --------------            --------------
Investment income, net                                                           2,666,737                   484,324
                                                                            --------------            --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY-RELATED TRANSACTIONS
Net realized gain on investments                                                 2,073,882                 1,565,333
Net realized loss on foreign currency-related transactions                               -                  (511,214)
Net change in unrealized depreciation on investments                            (1,134,858)               (2,202,742)
Net change in unrealized appreciation on translation of
 other assets and liabilities denominated in foreign currency                            -                 1,616,690
                                                                            --------------            --------------
Net realized and unrealized gain on investments and
 foreign currency-related transactions                                             939,024                   468,067
                                                                            --------------            --------------
Net Increase in Net Assets Resulting from Operations                        $    3,605,761            $      952,391
                                                                            ==============            ==============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 U.S. SHORT-TERM PORTFOLIO          LIMITED DURATION PORTFOLIO
                                                             --------------------------------    --------------------------------
                                                               SIX MONTHS                          SIX MONTHS
                                                                  ENDED                               ENDED
                                                              JUNE 30, 2005       YEAR ENDED      JUNE 30, 2005       YEAR ENDED
                                                               (UNAUDITED)      DEC. 31, 2004      (UNAUDITED)      DEC. 31, 2004
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                       $    2,183,331    $    2,992,092    $    1,738,590    $    3,074,946
Net realized loss on investments, financial futures
 contracts and foreign currency-related transactions               (756,186)         (578,298)         (302,528)         (683,736)
Net change in unrealized appreciation (depreciation)
 on investments, financial futures contracts and
 on translation of assets and liabilities
 denominated in foreign currency                                    400,949          (297,475)          (81,560)         (643,710)
                                                             --------------    --------------    --------------    --------------
Net increase in net assets resulting from operations              1,828,094         2,116,319         1,354,502         1,747,500
                                                             --------------    --------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                        2,232,330         3,425,769         1,843,322         3,467,260
From net realized gain on investments, financial futures
 contracts and foreign currency-related transactions                      -                 -                 -           114,299
                                                             --------------    --------------    --------------    --------------
Total Distributions                                               2,232,330         3,425,769         1,843,322         3,581,559
                                                             --------------    --------------    --------------    --------------
CAPITAL SHARE TRANSACTIONS, NET                                 (16,047,563)       41,244,284        59,167,583       (44,278,305)
                                                             --------------    --------------    --------------    --------------
Total increase (decrease) in net assets                         (16,451,799)       39,934,834        58,678,763       (46,112,364)
                                                             --------------    --------------    --------------    --------------
NET ASSETS
Beginning of Period                                             143,772,523       103,837,689        77,959,954       124,072,318
                                                             --------------    --------------    --------------    --------------
End of Period                                                $  127,320,724    $  143,772,523    $  136,638,717    $   77,959,954
                                                             ==============    ==============    ==============    ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
INVESTMENT INCOME, NET                                       $      (43,691)   $        5,308    $       66,714    $      171,446

See Notes to Financial Statements.

                                                                                         MORTGAGE-BACKED PORTFOLIO
                                                                                     --------------------------------
                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                      JUNE 30, 2005      YEAR ENDED
                                                                                       (UNAUDITED)      DEC. 31, 2004
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                                               $    2,384,045    $    4,925,583
Net realized gain on investments and financial futures, options and swap contracts          954,799         2,204,425
Net change in unrealized depreciation on investments, financial futures,
 options and swap contracts                                                                (336,298)       (1,083,211)
                                                                                     --------------    --------------
Net increase in net assets resulting from operations                                      3,002,546         6,046,797
                                                                                     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                3,631,084         6,407,938
                                                                                     --------------    --------------
CAPITAL SHARE TRANSACTIONS, NET                                                          10,731,084       (16,013,098)
                                                                                     --------------    --------------
Total increase (decrease) in net assets                                                  10,102,546       (16,374,239)
                                                                                     --------------    --------------
NET ASSETS
Beginning of Period                                                                     113,155,769       129,530,008
                                                                                     --------------    --------------
End of Period                                                                        $  123,258,315    $  113,155,769
                                                                                     ==============    ==============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) INVESTMENT INCOME, NET                    $   (1,202,519)   $       44,520

See Notes to Financial Statements.

                                                                          WORLDWIDE PORTFOLIO          WORLDWIDE CORE PORTFOLIO
                                                                     -----------------------------   -----------------------------
                                                                      SIX MONTHS                      SIX MONTHS
                                                                         ENDED                          ENDED
                                                                     JUNE 30, 2005    YEAR ENDED     JUNE 30, 2005    YEAR ENDED
                                                                      (UNAUDITED)    DEC. 31, 2004    (UNAUDITED)    DEC. 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                               $   2,459,201   $   4,492,077   $     962,810   $   1,672,704
Net realized gain on investments, financial futures and
 swap contracts and foreign currency-related transactions                4,909,741      11,112,445         998,194       2,426,172
Net change in unrealized appreciation (depreciation) on
 investments, financial futures and swap contracts
 and on translation of assets and liabilities
 denominated in foreign currency                                       (11,611,054)      1,279,552        (225,870)     (1,064,272)
                                                                     -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations         (4,242,112)     16,884,074       1,735,134       3,034,604
                                                                     -------------   -------------   -------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                               2,522,063      14,660,465         857,326       3,411,436
From net realized gain on investments, financial futures
 and swap contracts and foreign currency-related transactions                    -       2,083,101               -               -
Return of capital                                                                -               -               -         957,599
                                                                     -------------   -------------   -------------   -------------
Total Distributions                                                      2,522,063      16,743,566         857,326       4,369,035
                                                                     -------------   -------------   -------------   -------------
CAPITAL SHARE TRANSACTIONS, NET                                        (58,764,367)     15,227,203     (38,989,358)    (10,829,169)
                                                                     -------------   -------------   -------------   -------------
Total increase (decrease) in net assets                                (65,528,542)     15,367,711     (38,111,550)    (12,163,600)
                                                                     -------------   -------------   -------------   -------------

NET ASSETS
Beginning of Period                                                    185,032,588     169,664,877      54,590,760      66,754,360
                                                                     -------------   -------------   -------------   -------------
End of Period                                                        $ 119,504,046   $ 185,032,588   $  16,479,210   $  54,590,760
                                                                     =============   =============   =============   =============
DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME, NET                    $      (7,164)  $      55,698   $    (566,703)  $    (672,187)

See Notes to Financial Statements.

                                                                     INTERNATIONAL PORTFOLIO      U.S. INFLATION-INDEXED PORTFOLIO
                                                                  -----------------------------   --------------------------------
                                                                   SIX MONTHS                       SIX MONTHS
                                                                      ENDED                            ENDED
                                                                  JUNE 30, 2005    YEAR ENDED      JUNE 30, 2005      YEAR ENDED
                                                                   (UNAUDITED)    DEC. 31, 2004     (UNAUDITED)      DEC. 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                            $   1,071,846   $   1,899,153   $     2,666,737   $    3,066,084
Net realized gain on investments, financial futures
 contracts and foreign currency-related transactions                    909,501       4,482,976         2,073,882        5,391,807
Net change in unrealized appreciation (depreciation)
 on investments, financial futures contracts and
 on translation of assets and liabilities denominated
 in foreign currency                                                 (7,497,993)      1,837,216        (1,134,858)      (1,282,216)
                                                                  -------------   -------------   ---------------   --------------
Net increase (decrease) in net assets resulting from operations      (5,516,646)      8,219,345         3,605,761        7,175,675
                                                                  -------------   -------------   ---------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                            1,049,897       5,792,311         2,637,350        2,897,262
From net realized gain on investments, financial futures
 contracts and foreign currency-related transactions                          -         773,266                 -        5,466,225
                                                                  -------------   -------------   ---------------   --------------
Total Distributions                                                   1,049,897       6,565,577         2,637,350        8,363,487
                                                                  -------------   -------------   ---------------   --------------
CAPITAL SHARE TRANSACTIONS, NET                                       3,865,674       1,683,705        17,082,712       14,916,993
                                                                  -------------   -------------   ---------------   --------------
Total increase (decrease) in net assets                              (2,700,869)      3,337,473        18,051,123       13,729,181
                                                                  -------------   -------------   ---------------   --------------

NET ASSETS
Beginning of Period                                                  82,879,813      79,542,340        99,891,337       86,162,156
                                                                  -------------   -------------   ---------------   --------------
End of Period                                                     $  80,178,944   $  82,879,813   $   117,942,460   $   99,891,337
                                                                  =============   =============   ===============   ==============
UNDISTRIBUTED INVESTMENT INCOME, NET                              $   1,233,190   $   1,211,241   $        29,387   $            -

See Notes to Financial Statements.

                                                                                                      GLOBAL INFLATION-INDEXED
                                                                                                          HEDGED PORTFOLIO
                                                                                                   -------------------------------
                                                                                                    SIX MONTHS
                                                                                                       ENDED
                                                                                                   JUNE 30, 2005      YEAR ENDED
                                                                                                    (UNAUDITED)     DEC. 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Investment income, net                                                                             $      484,324   $      770,447
Net realized gain on investments and foreign currency-related transactions                              1,054,119          405,682
Net change in unrealized appreciation (depreciation) on investments and on translation
 of assets and liabilities denominated in foreign currency                                               (586,052)         707,450
                                                                                                   --------------   --------------
Net increase in net assets resulting from operations                                                      952,391        1,883,579
                                                                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                                469,109          877,663
From net realized gain on investments and foreign currency-related transactions                                 -          781,614
                                                                                                   --------------   --------------
Total Distributions                                                                                       469,109        1,659,277
                                                                                                   --------------   --------------
CAPITAL SHARE TRANSACTIONS, NET                                                                         7,490,996        1,734,277
                                                                                                   --------------   --------------
Total increase in net assets                                                                            7,974,278        1,958,579
                                                                                                   --------------   --------------

NET ASSETS
Beginning of Period                                                                                    22,945,732       20,987,153
                                                                                                   --------------   --------------
End of Period                                                                                      $   30,920,010   $   22,945,732
                                                                                                   ==============   ==============
DISTRIBUTIONS IN EXCESS OF INVESTMENT INCOME, NET                                                  $     (792,634)  $     (807,849)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
U.S. SHORT-TERM PORTFOLIO

                                                          FOR THE
                                                         SIX MONTHS                          FOR THE YEAR ENDED,
                                                           ENDED          ---------------------------------------------------------
FOR A SHARE OUTSTANDING                                JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                  (UNAUDITED)          2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $        9.33      $    9.43   $    9.53   $    9.68   $    9.71   $    9.65

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                           0.16           0.26        0.19*       0.24*       0.48        0.59
Net realized and unrealized gain (loss)
 on investments and financial futures contracts                (0.03)         (0.10)      (0.05)      (0.14)      (0.03)       0.06
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total from investment operations                                0.13           0.16        0.14        0.10        0.45        0.65
                                                       -------------      ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                      0.16           0.26        0.24        0.25        0.48        0.59
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                         $        9.30      $    9.33   $    9.43   $    9.53   $    9.68   $    9.71
                                                       =============      =========   =========   =========   =========   =========
TOTAL RETURN                                                    1.37%(c)       1.74%       1.49%       1.19%       4.79%       6.99%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $     127,321      $ 143,773   $ 103,838   $  94,452   $ 289,078   $ 370,867
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                              0.37%(b)       0.35%       0.35%       0.25%       0.25%       0.25%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                              0.39%(b)       0.35%       0.35%       0.30%       0.32%       0.25%
Ratio of net investment income to average net assets (a)        3.32%(b)       2.45%       1.98%       2.46%       4.88%       6.13%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       0.15%(b)       0.15%       0.16%       0.21%       0.22%       0.17%
Portfolio Turnover                                                99%(c)        165%        190%        282%        158%        214%

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Calculation based on average shares outstanding.

See Notes to Financial Statements.

LIMITED DURATION PORTFOLIO

                                                          FOR THE
                                                         SIX MONTHS                          FOR THE YEAR ENDED,
                                                           ENDED          ---------------------------------------------------------
FOR A SHARE OUTSTANDING                                JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                  (UNAUDITED)          2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $        9.76      $    9.96   $   10.15   $   10.05   $    9.85   $    9.66

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                           0.16           0.31*       0.34*       0.42        0.53        0.61
Net realized and unrealized gain (loss) on
 investments, and financial futures contracts
 and foreign currency related transactions                     (0.04)         (0.15)      (0.09)       0.15        0.19        0.19
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total from investment operations                                0.12           0.16        0.25        0.57        0.72        0.80
                                                       -------------      ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                      0.18           0.35        0.38        0.42        0.52        0.61
From net realized gain on investments, and
 financial futures contracts and foreign
 currency related transactions                                     -           0.01        0.06        0.05           -           -
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total distributions                                             0.18           0.36        0.44        0.47        0.52        0.61
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                         $        9.70      $    9.76   $    9.96   $   10.15   $   10.05   $    9.85
                                                       =============      =========   =========   =========   =========   =========
TOTAL RETURN                                                    1.29%(c)       1.65%       2.49%       5.81%       7.46%       8.52%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $     136,639      $  77,960   $ 124,072   $ 165,870   $ 117,357   $  97,484
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                              0.39%(b)       0.37%       0.35%       0.30%       0.30%       0.30%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                              0.39%(b)       0.37%       0.35%       0.30%       0.30%       0.30%
Ratio of net investment income to average net
  assets (a)                                                    3.64%(b)       3.13%       3.35%       4.19%       5.32%       6.25%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       0.20%(b)       0.20%       0.20%       0.24%       0.23%       0.24%
Portfolio Turnover                                                93%(c)        191%        352%        110%        209%        327%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

MORTGAGE-BACKED PORTFOLIO

                                                          FOR THE
                                                         SIX MONTHS                          FOR THE YEAR ENDED,
                                                           ENDED          ---------------------------------------------------------
FOR A SHARE OUTSTANDING                                JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                  (UNAUDITED)          2004        2003        2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $       10.16      $   10.19   $   10.29   $   10.00   $    9.96   $    9.64

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                           0.21*          0.43*       0.40*       0.44*       0.61        0.70
Net realized and unrealized gain (loss) on
 investments, short sales, financial futures,
 swap and options contracts                                     0.05           0.10       (0.02)       0.41        0.02        0.35
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total from investment operations                                0.26           0.53        0.38        0.85        0.63        1.05
                                                       -------------      ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                      0.32           0.56        0.48        0.56        0.59        0.73
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                         $       10.10      $   10.16   $   10.19   $   10.29   $   10.00   $    9.96
                                                       =============      =========   =========   =========   =========   =========
TOTAL RETURN                                                    2.48%(c)      5.33%        3.84%       8.68%       6.43%      11.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $     123,258      $ 113,156   $ 129,530   $ 155,814   $ 357,288   $ 336,141
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                              0.42%(b)       0.34%       0.31%       0.25%       0.25%       0.25%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                              0.43%(b)       0.34%       0.32%       0.25%       0.25%       0.26%
Ratio of net investment income to average net
  assets (a)                                                    4.17%(b)       4.27%       3.94%       4.38%       6.02%       7.20%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       0.13%(b)       0.20%       0.21%       0.22%       0.21%       0.20%
Portfolio Turnover                                               292%(c)        595%        582%        601%        523%        699%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

WORLDWIDE PORTFOLIO

                                                          FOR THE
                                                         SIX MONTHS                          FOR THE YEAR ENDED,
                                                           ENDED          --------------------------------------------------------
FOR A SHARE OUTSTANDING                                JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                  (UNAUDITED)          2004        2003        2002       2001        2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $        9.96      $    9.97   $    9.61   $    8.64  $    8.91   $    9.12

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                           0.15*          0.26*       0.26*       0.31       0.39*       0.48*
Net realized and unrealized gain (loss) on
 investments, financial futures, swap and options
 contracts and foreign currency related transactions           (0.43)          0.69        0.91        0.96      (0.27)      (0.21)
                                                       -------------      ---------   ---------   ---------  ---------   ---------
Total from investment operations                               (0.28)          0.95        1.17        1.27       0.12        0.27
                                                       -------------      ---------   ---------   ---------  ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                      0.16           0.84        0.81        0.30       0.39        0.38
From net realized gain on investments, financial
 futures, swap and options contracts and foreign
 currency related transactions                                     -           0.12           -           -          -           -
Return of Capital                                                  -              -           -           -          -        0.10
                                                       -------------      ---------   ---------   ---------  ---------   ---------
Total distributions                                             0.16           0.96        0.81        0.30       0.39        0.48
                                                       -------------      ---------   ---------   ---------  ---------   ---------
Net asset value, end of period                         $        9.52      $    9.96   $    9.97   $    9.61  $    8.64   $    8.91
                                                       =============      =========   =========   =========  =========   =========
TOTAL RETURN                                                   (2.97)%(c)     10.13%      12.68%      14.97%      1.40%       3.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $     119,504      $ 185,033   $ 169,665   $ 172,039  $ 158,839   $ 158,474
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                              0.60%(b)       0.60%       0.60%       0.60%      0.60%       0.60%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                              0.60%(b)       0.60%       0.60%       0.60%      0.60%       0.60%
Ratio of net investment income to average net
 assets (a)                                                     3.04%(b)       2.62%       2.71%       3.42%      4.50%       5.53%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       0.08%(b)       0.05%       0.04%       0.02%      0.01%       0.00%+
Portfolio Turnover                                               219%(c)        327%        392%        585%       618%        493%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Calculation based on average shares outstanding.
+   Rounds to less than 0.01%.

See Notes to Financial Statements.

WORLDWIDE CORE PORTFOLIO

                                                          FOR THE
                                                         SIX MONTHS                          FOR THE YEAR ENDED,
                                                           ENDED          ---------------------------------------------------------
FOR A SHARE OUTSTANDING                                JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                  (UNAUDITED)          2004        2003        2002       2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                   $       10.91      $   11.18   $   11.15   $   10.96   $   10.79   $   10.58

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                           0.19*          0.31*       0.31*       0.40*       0.48        0.60
Net realized and unrealized gain on investments,
 financial futures, swap and options contracts and
 foreign currency related transactions                          0.16           0.26        0.11        0.36        0.27        0.50
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total from investment operations                                0.35           0.57        0.42        0.76        0.75        1.10
                                                       -------------      ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                      0.17           0.66        0.39        0.53        0.58        0.89
From capital stock in excess of par value                          -              -           -        0.04           -           -
Return of capital                                                  -           0.18           -           -           -           -
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Total distributions                                             0.17           0.84        0.39        0.57        0.58        0.89
                                                       -------------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                         $       11.09      $   10.91   $   11.18   $   11.15   $   10.96   $   10.79
                                                       =============      =========   =========   =========   =========   =========
TOTAL RETURN                                                    3.14%(c)       5.49%       3.71%       7.36%       6.94%      10.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $      16,479      $  54,591   $  66,754   $ 116,859   $ 219,987   $ 210,996
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                              0.67%(b)       0.64%       0.55%       0.45%       0.45%       0.45%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                              0.67%(b)       0.65%       0.55%       0.45%       0.45%       0.45%
Ratio of net investment income to average net
 assets (a)                                                     3.50%(b)       2.87%       2.74%       3.61%       4.38%       5.60%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       0.15%(b)       0.15%       0.16%       0.17%       0.17%       0.14%
Portfolio Turnover                                               187%(c)        381%        441%        565%        615%        549%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO

                                                         FOR THE
                                                        SIX MONTHS                          FOR THE YEAR ENDED,
                                                          ENDED          ---------------------------------------------------------
FOR A SHARE OUTSTANDING                               JUNE 30, 2005       DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:                                 (UNAUDITED)          2004       2003        2002        2001         2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                  $        9.09      $    8.81   $    8.67   $    7.53   $    8.18   $    8.70

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                          0.11*          0.21*       0.20*       0.16        0.29        0.44
Net realized and unrealized gain (loss) on
 investments, and financial futures contracts and
 foreign currency related transactions                        (0.70)          0.77        1.46        1.45       (0.63)      (0.54)
                                                      -------------      ---------   ---------   ---------   ---------   ---------
Total from investment operations                              (0.59)          0.98        1.66        1.61       (0.34)      (0.10)
                                                      -------------      ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
From net investment income                                     0.11           0.62        1.32        0.42        0.31        0.04
From net realized gain on investments, and
 financial futures contracts and foreign currency
 related transactions                                             -           0.08        0.20        0.05           -           -
Return of capital                                                 -              -           -           -           -        0.38
                                                      -------------      ---------   ---------   ---------   ---------   ---------
Total distributions                                            0.11           0.70        1.52        0.47        0.31        0.42
                                                      -------------      ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                        $        8.39      $    9.09   $    8.81   $    8.67   $    7.53   $    8.18
                                                      =============      =========   =========   =========   =========   =========
TOTAL RETURN                                                  (6.56%)(c)     12.17%      20.25%      21.81%      (4.22%)     (0.98%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                     $      80,179      $  82,880   $  79,542   $  88,120   $ 107,848   $ 121,377
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                             0.77%(b)       0.76%       0.71%       0.60%       0.60%       0.60%
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                             0.77%(b)       0.76%       0.71%       0.61%       0.60%       0.60%
Ratio of net investment income to average net
 assets (a)                                                    2.54%(b)       2.44%       2.22%       2.50%       3.70%       5.18%
Decrease in above expense ratios due to waiver of
 investment advisory fees                                       N/A            N/A        0.01%       0.07%       0.06%       0.04%
Portfolio Turnover                                               54%(c)        219%        223%        334%        659%        508%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Calculation based on average shares outstanding.

**

See Notes to Financial Statements.

U.S. INFLATION-INDEXED PORTFOLIO

                                                        FOR THE
                                                       SIX MONTHS               FOR THE YEAR ENDED,
                                                          ENDED          --------------------------------      PERIOD FROM
FOR A SHARE OUTSTANDING                               JUNE 30, 2005      DEC. 31,    DEC. 31,    DEC. 31,  JANUARY 2, 2001* TO
THROUGHOUT THE PERIOD:                                 (UNAUDITED)         2004        2003        2002    DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                  $       10.67      $  10.71   $  10.82    $  10.09       $  10.00

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
Net investment income                                          0.24          0.42       0.40**      0.49           0.46
Net realized and unrealized gain on investments                0.09          0.59       0.42        1.11           0.19
                                                      -------------      --------   --------    --------       --------
Total from investment operations                               0.33          1.01       0.82        1.60           0.65
                                                      -------------      --------   --------    --------       --------

LESS DISTRIBUTIONS
From net investment income                                     0.24          0.42       0.41        0.49           0.46
From net realized gain on investments                             -          0.63       0.52        0.38           0.10
                                                      -------------      --------   --------    --------       --------
Total distributions                                            0.24          1.05       0.93        0.87           0.56
                                                      -------------      --------   --------    --------       --------
Net asset value, end of period                        $       10.76      $  10.67   $  10.71    $  10.82       $  10.09
                                                      =============      ========   ========    ========       ========
TOTAL RETURN                                                   3.15%(c)      9.71%      7.65%      16.17%          6.54%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                     $     117,942      $ 99,891   $ 86,162    $ 89,355       $ 39,610
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                             0.35%(b)     0.35%      0.35%       0.35%          0.35%(b)
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                             0.35%(b)     0.35%      0.35%       0.35%          0.35%(b)
Ratio of net investment income to average net
 assets (a)                                                    4.68%(b)     4.06%      3.65%       4.98%          4.74%(b)
Decrease in above expense ratios due to waiver of
 investment advisory fees                                      0.25%(b)     0.29%      0.25%       0.22%          0.33%(b)
Portfolio Turnover                                              245%(c)      774%       154%        140%            74%

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.
**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

                                                               FOR THE
                                                             SIX MONTHS
                                                                ENDED       YEAR ENDED      PERIOD FROM
FOR A SHARE OUTSTANDING                                     JUNE 30, 2005    DEC. 31,   JANUARY 14, 2003* TO
THROUGHOUT THE PERIOD:                                       (UNAUDITED)      2004        DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                           $  10.39     $  10.28          $  10.00

INCREASE FROM INVESTMENT OPERATIONS
Net investment income                                              0.18**       0.37**            0.38**
Net realized and unrealized gain on investments and
 foreign currency related transactions                             0.17         0.53              0.27
                                                               --------     --------          --------
Total from investment operations                                   0.35         0.90              0.65
                                                               --------     --------          --------

LESS DISTRIBUTIONS
From net investment income                                         0.17         0.42              0.25
From net realized gain on investments, and foreign currency
 related transactions                                                 -         0.37              0.10
Return of capital                                                     -            -              0.02
                                                               --------     --------          --------
Total distributions                                                0.17         0.79              0.37
                                                               --------     --------          --------
Net asset value, end of period                                 $  10.57     $  10.39          $  10.28
                                                               ========     ========          ========

TOTAL RETURN                                                       3.40%(c)     8.93%             6.59%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                              $ 30,920     $ 22,946          $ 20,987
Ratio of operating expenses to average net assets,
 exclusive of interest expense (a)                                 0.50%(b)     0.50%             0.50%(b)
Ratio of operating expenses to average net assets,
 inclusive of interest expense (a)                                 0.50%(b)     0.50%             0.50%(b)
Ratio of net investment income to average net assets (a)           3.52%(b)     3.54%             3.87%(b)
Decrease in above expense ratios due to waiver of
 investment advisory fees and reimbursement of other
 expenses                                                          0.40%(b)     0.40%             0.31%(b)
Portfolio Turnover                                                  267%(c)      593%              137%

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.
**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

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FFTW FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

1.   ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has seventeen Portfolios (the "Portfolios"), eight of which were active as of June 30, 2005. The eight active Portfolios are: U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"); Mortgage-Backed Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide Core Portfolio ("Worldwide Core"); International Portfolio ("International"); U.S. Inflation-Indexed Portfolio ("U.S. Inflation-Indexed"); and Global Inflation-Indexed Hedged Portfolio ("Global Inflation-Indexed Hedged"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Adviser").

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time (unless the markets close early) on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income using the interest method. The Fund uses the first-in first-out method for determining gain or loss on sales of securities.

VALUATION

Readily marketable fixed-income securities are valued on the basis of prices provided by independent pricing services when such prices are believed by the Adviser to reflect the market value of such securities, subject to the oversight of the Board of Directors. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (ask price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, are not valued by a pricing service approved by the Board of Directors, or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of markets and that is determined by the Fund to have changed the value of the security), are revalued at fair value as determined in good faith under the direction of the Board of Directors by the Fund's valuation committee. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Securities with maturities of less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated proportionately among them based on their net assets.

INCOME TAX

There is no provision for federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

DIVIDENDS TO SHAREHOLDERS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each Portfolio, other than U.S. Short-Term, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of U.S. Short-Term will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations.

Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation and depreciation on assets and liabilities other than investments in securities denominated in foreign currencies arise from changes in the exchange rates.

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, financial highlights and notes thereto. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

At a meeting held on February 24, 2005, the Fund's Board of Directors approved the continuation of the investment advisory agreements with the Adviser for the U.S. Short-Term, Limited Duration, Mortgage, Worldwide, Worldwide Core, International, U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. Each agreement was considered and reviewed separately.

In determining whether to approve the investment advisory agreements, the Board, including all of the Directors who are not interested persons under the Investment Company Act of 1940 (the "Independent Directors"), reviewed and considered the following information:

U.S. SHORT-TERM

As part of its review in connection with the investment advisory agreement relating to U.S. Short-Term, the Board carefully considered the following: (i) memoranda from the Fund's counsel setting forth the Board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the Board should consider in its evaluation of the advisory and sub-advisory agreements (the "Dechert Memoranda"); (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had outperformed its benchmark in all but the three-year reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Ultra-Short Obligation Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against the fees charged by Advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio;
(iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for U.S. Short-Term.

LIMITED DURATION

As part of its review in connection with the investment advisory agreement relating to the Limited Duration Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had outperformed its benchmark over each reporting period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Short Investment-Grade Debt Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including:
(i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Limited Duration.

MORTGAGE

As part of its review in connection with the investment advisory agreement relating to the Mortgage-Backed Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation;
(vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had outperformed its benchmark over each reporting period except the five-year reporting period in which it equaled its benchmark. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Mortgage Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio;
(iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Mortgage.

WORLDWIDE

As part of its review in connection with the advisory and sub-advisory agreements relating to the Worldwide Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices;
(iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Fischer Francis Trees & Watts (the "Sub-Adviser"). There was a clear consensus that the Adviser/Sub-Adviser was an organization which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had shown a clear trend towards improved performance. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio showed a clear trend towards improved performance. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Worldwide.

WORLDWIDE CORE

As part of its review in connection with the advisory and sub-advisory agreements relating to the Worldwide Core Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices;
(iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had consistently outperformed its benchmark over the reporting periods. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with viding services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for Worldwide Core.

INTERNATIONAL

As part of its review in connection with the advisory and sub-advisory agreements relating to the International Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices;
(iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-, five- and 10-year periods and noted that the Fund had outperformed its benchmark over the one, five and 10-year periods and slightly underperformed its benchmark for the three year period. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

The Board reviewed the Fee and Expense Analysis for Institutional International Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including:
(i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for International.

U.S. INFLATION-INDEXED

As part of its review in connection with the investment advisory agreement relating to the U.S. Inflation-Indexed Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices;
(iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser. There was a clear consensus that the Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the one-, three-year periods and since inception and noted that the Fund had shown a clear trend towards improved performance. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. Overall, the Board considered the recent change in the Adviser's portfolio manager and noted that the Adviser had shown a clear trend towards improved performance. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser argued in favor of renewing this Portfolio's investment advisory agreement.

The Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee was very close to the industry median and the Portfolio's total expenses were below the industry median. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including: (i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser as well as the Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

After further discussion, and based on a consideration of these factors in their totality, the Board decided to continue the investment advisory agreement for U.S. Inflation-Indexed.

GLOBAL INFLATION-INDEXED HEDGED

As part of its review in connection with the advisory and sub-advisory agreements relating to the Global Inflation-Indexed Hedged Portfolio, the Board carefully considered the following: (i) the Dechert Memoranda; (ii) a report comparing the performance of this Portfolio to the performance of its applicable indices; (iii) a Lipper report comparing this Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Adviser by this Portfolio; (v) the fiduciary duty owed by the Adviser to this Portfolio with respect to such compensation; (vi) the services performed by the Adviser and the Adviser's expertise with respect to those services; and (vii) the Adviser's profitability.

The Board considered a number of factors in evaluating the Adviser/Sub-Adviser. There was a clear consensus that the Adviser/Sub-Adviser was an organization, which placed the interests of this Portfolio's shareholders first, did an excellent job of communicating with the Board and has demonstrated a positive culture of compliance. The Board used the Portfolio's performance against its benchmark as well as its Lipper peer group to provide objective comparative benchmarks against which it could assess the Portfolio's performance. The Board considered the Fund's performance over the past year and since inception and noted that the Fund had outperformed its benchmark over both periods. The Board considered those comparisons as helpful in their assessment as to whether the Adviser was obtaining for the Portfolio's shareholders the performance that was available in the marketplace given the Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Portfolio was satisfactory. Based on the foregoing, the Board concluded that the Adviser's portfolio management services warranted renewal. These determinations were not based merely on the materials provided on the present meeting, but on the Board's continued ongoing dealing with the Adviser/Sub-Adviser. With regard to these areas, the Board was satisfied that the quality and nature of the services provided by the Adviser/Sub-Adviser argued in favor of renewing this Portfolio's advisory and sub-advisory agreements.

Due to the lack of global inflation-indexed funds, the Board reviewed the Fee and Expense Analysis for Institutional Global Income Funds. The Portfolio's net advisory fee and total expenses were below industry medians. In addition, the Board took note that the Portfolio's fees were comparable to domestic inflation-indexed funds, notwithstanding the higher costs of managing an international portfolio. Considering these fees against other fees charged by advisers to similar funds and evaluating the Adviser's services, the Board concluded that the fees charged by the Adviser/Sub-Adviser are within the range of what would be attained in an arms-length negotiation. The Board based their evaluation on all material factors presented to it at this meeting, including:
(i) the terms of the agreement; (ii) the reasonableness of the advisory fee in light of the nature and quality of the advisory services provided and any additional benefits received by the Adviser/Sub-Adviser in connection with providing services to the Portfolio; (iii) the nature, quality, cost and extent of the services performed by the Adviser/Sub-Adviser; (iv) the expense ratio of the Portfolio as compared to the expense ratios of similar funds; and (v) the overall organization and experience of the Adviser/Sub-Adviser as well as the Adviser/Sub-Adviser's profitability and financial condition. In arriving in its decision, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all these factors together.

The investment advisory fees to be paid to the Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term and Worldwide, and monthly for Limited Duration, Mortgage, Worldwide Core, International, U.S. Inflation-Indexed, and Global Inflation-Indexed Hedged.

From time to time, the Adviser has agreed to waive its investment advisory fees and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement for the six months ended June 30, 2005 (reflecting certain waivers), the investment advisory fees per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice. The current expense caps and investment advisory fee waivers for U.S. Short-Term and Worldwide can only be changed by consent of the shareholders. All other expense caps and fee waivers can be terminated at any time by the Adviser.

                                     INVESTMENT           CURRENT              CURRENT
                                      ADVISORY           INVESTMENT            EXPENSE
       PORTFOLIO                 FEE PER AGREEMENT      ADVISORY FEE             CAP
------------------------------------------------------------------------------------------
U.S. Short-Term                                0.30%             0.15%                0.40%(a)
Limited Duration                               0.35%             0.15%                   -
Mortgage                                       0.30%             0.30%(b)                -
Worldwide                                      0.40%             0.40%                0.60%(a)
Worldwide Core                                 0.40%             0.25%                   -
International                                  0.40%             0.40%                   -
U.S. Inflation-Indexed                         0.40%             0.20%                0.35%(c)
Global Inflation-Indexed Hedged                0.40%             0.20%                0.50%(c)

(a)  Contractual expense cap per the Advisory Agreement.
(b) Prior to May 1, 2005, the investment advisor had voluntarily agreed to waive 0.20% of the fee.
(c)  Voluntary expense cap which may be eliminated upon notice from the Adviser.

Effective May 28, 2002, Directors who are not employees of the Adviser receive an annual retainer of $40,000 payable in quarterly installments. On November 22, 1999, the directors established the position of lead independent director. The lead independent director acts as spokesperson for the remaining independent directors. The lead independent director receives an additional 25% compensation on an annual basis, which is payable in quarterly installments. Directors' fees of $85,000 (not including expenses) were allocated among the Portfolios and paid for the six months ended June 30, 2005.

As of June 30, 2005, the Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 39.1% of the Fund's total net assets and therefore, the Adviser may be deemed a control person.

Pursuant to an Operations Monitoring Agreement effective August 15, 2003, EOS Fund Services LLC ("EOS"), the president of which serves as an officer of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Fund's adviser according to the following schedule: 0.02% of the average daily net assets of the Fund on the first $3.5 billion, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on assets over $10 billion. Pursuant to an Administration Agreement effective August 15, 2003, Investors Bank & Trust Company ("IBT") earns a fee for providing fund administration services to the Fund according to the following schedule: 0.05% of the first $350 million of the Fund's average daily net assets, 0.03% thereafter up to $2 billion and 0.025% on assets over $2 billion. IBT also serves as the Fund's custodian, accounting agent and transfer agent. Fees paid for services rendered by IBT are based upon assets of the Fund and on transactions entered into by the Fund during the period. Fees for such services paid to IBT by the Fund are reflected as administration fees, custodian fees, accounting fees and transfer agent fees in the Statement of Operations.

The Fund has contracted with EOS Compliance Service LLC to provide services with respect to the monitoring of the Fund's compliance program pursuant to rule 38a-1 of the 1940 Act. EOS Compliance Services LLC has designated William E. Vastardis as the Fund's Chief Compliance Officer. For these services, the Fund pays EOS Compliance Services LLC a monthly fee, plus any out-of-pocket expenses. Each portfolio pays a pro rata portion of the fees based on its share of the Fund's average monthly net assets. The Fund's Board of Directors approved these arrangements at a meeting on September 23, 2004.

4. INVESTMENT TRANSACTIONS

Purchase costs and proceeds from sales of investment securities (including U.S. government securities), other than short-term investments, for the six months ended June 30, 2005 for each of the Portfolios were as follows:

                                                              PURCHASE COST OF               PROCEEDS FROM SALES OF
                                                     ---------------------------------   ---------------------------------
                                                        INVESTMENT       GOVERNMENT        INVESTMENT        GOVERNMENT
        PORTFOLIO                                       SECURITIES       SECURITIES        SECURITIES        SECURITIES
--------------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                                      $   112,546,878   $     8,382,614   $   115,208,795   $     3,153,383
Limited Duration                                          48,553,971        85,915,369        31,511,325        53,382,603
Mortgage                                                  33,616,383       606,692,335        55,975,180       567,545,968
Worldwide                                                137,429,689       221,974,424       181,790,505       237,277,866
Worldwide Core                                            36,079,352        50,635,753        66,331,589        61,626,501
International                                             33,826,436         7,854,524        29,817,749         6,103,818
U.S. Inflation-Indexed                                             -       272,982,670                 -       263,553,215
Global Inflation-Indexed                                  23,711,949        49,589,593        20,860,407        46,466,068

Mortgage engages in short-selling, in which Mortgage borrows a security to make delivery to the dealer that the security was sold to and then is obligated to replace it by purchasing the security at current market value. Mortgage incurs a loss if the price of the security increases between the date of the short sale and the date on which Mortgage purchases the security to cover the short sale. Mortgage realizes a gain if the price of the security declines between those dates. While Mortgage has a borrowed security, Mortgage will maintain daily a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position (see Note 12). At June 30, 2005, Mortgage held no short positions.

Mortgage, Worldwide and Worldwide Core may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the fund sells mortgage-backed securities to a financial institution and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date, at an agreed upon price.

5. FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Portfolios' Adviser has deemed creditworthy. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities and in the statement of operations as unrealized gains and losses. Realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions in the Statement of Operations. The Portfolios' custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts (see Note 12). Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Each Portfolio may enter into foreign currency transactions on the spot markets (foreign currency translations that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

Appendix A of the Notes to Financial Statements details each fund's outstanding forward foreign exchange contracts at June 30, 2005.

6. FINANCIAL FUTURES CONTRACTS

Each Portfolio may enter into financial futures contracts to hedge its interest rate and foreign currency risk. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Portfolio to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 2005 , the Portfolios placed U.S. Treasury bills or cash in segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

                                                                 JUNE 30, 2005
        PORTFOLIO                                               COLLATERAL VALUE
--------------------------------------------------------------------------------
U.S. Short-Term                                                 $         99,954
Limited Duration                                                         199,908
Mortgage                                                                 199,908
Worldwide                                                                199,908
Worldwide Core                                                         1,085,259
International                                                            789,279

Appendix B of the Notes to Financial Statements details each Portfolio's open futures contracts at June 30, 2005.

7. CAPITAL STOCK TRANSACTIONS

As of June 30, 2005, the Fund complex has authorized 5,000,000,000 shares, each with a par value of $0.001. Each Portfolio has been allocated 200,000,000 shares, with the remainder as unallocated. Transactions in capital stock are listed in Appendix C of the Notes to Financial Statements.

8. REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase and reverse repurchase agreements. The Adviser determines creditworthiness of a repurchase agreement party, subject to the oversight of the Board of Directors. Under a repurchase agreement, a bank or securities firm which the Portfolio's Adviser has deemed creditworthy (that is, a dealer in U.S. government securities reporting to the Federal Reserve Bank of New York) or the Fund's custodian, agrees to sell U.S. government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. government securities purchases U.S. government securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement (see Note 13). Each Portfolio will only engage in repurchase and reverse repurchase transactions with parties selected on the basis of such counterparty's creditworthiness.

During the six months ended June 30, 2005, U.S. Short Term, Limited Duration, Mortgage, Worldwide and Worldwide Core entered into reverse repurchase agreements. The following table summarizes the interest expenses associated with reverse repurchase agreements, the average amount of reverse repurchase agreements outstanding, and the average interest rate for each Portfolio.

                                   INTEREST       AVERAGE       AVERAGE
    PORTFOLIO                      EXPENSE        BALANCE         RATE
---------------------------------------------------------------------------
U.S. Short-Term                  $     11,710   $  5,319,655           2.63%
Mortgage                                5,706      2,166,356           2.16%
Worldwide Core                            410        903,891           1.96%

At June 30, 2005, the U.S. Short-Term Portfolio held the following reverse repurchase agreement:

FACE VALUE    DESCRIPTION                                                                   MARKET VALUE
--------------------------------------------------------------------------------------------------------
$ 4,968,750   Lehman Brothers, 2.96%, dated 6/30/05, to be repurchased on demand, at face
              value, plus accrued interest                                                  $  4,969,159
                                                                                            ============

9. OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Portfolio to "mark to market" option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio's selling or buying a security or currency at a price different from the current market value.

10. SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks include a possibility that no liquid market exists for these obligations, that the counterparty defaults on its obligation, or that unfavorable changes occur in the value of underlying securities or indices related to a swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating overall potential risk.

At June 30, 2005, the following funds had outstanding swap contracts with Deutsche Bank with the following terms:

MORTGAGE

  NOTIONAL      TERMINATION     PAYMENT MADE     PAYMENTS RECEIVED    UNREALIZED
   AMOUNT          DATE       BY THE PORTFOLIO   BY THE PORTFOLIO    DEPRECIATION
---------------------------------------------------------------------------------
$  54,000,000    9/15/2007         0.0413           USD  LIBOR         (65,098)

WORLDWIDE PORTFOLIO

  NOTIONAL      TERMINATION     PAYMENT MADE     PAYMENTS RECEIVED    UNREALIZED
   AMOUNT          DATE       BY THE PORTFOLIO   BY THE PORTFOLIO    DEPRECIATION
---------------------------------------------------------------------------------
$   4,000,000    9/15/2007         0.0413           USD  LIBOR            (4,822)

WORLDWIDE CORE PORTFOLIO

  NOTIONAL      TERMINATION     PAYMENT MADE     PAYMENTS RECEIVED    UNREALIZED
   AMOUNT          DATE       BY THE PORTFOLIO   BY THE PORTFOLIO    DEPRECIATION
---------------------------------------------------------------------------------
$   2,000,000    9/15/2007         0.0413           USD  LIBOR            (2,411)

11. INTEREST ONLY AND PRINCIPAL ONLY SECURITIES

Interest only securities (IOs) entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. Principal only securities
(POs) entitle the holder to principal cash flows on the underlying pool. The Fund primarily invests in IOs and POs backed by mortgage securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

12. TRANSACTIONS WITH AFFILIATED ISSUERS

Pursuant to an exemptive order issued by the SEC, the Portfolios ("Acquiring Portfolios") may invest in one or more of the following Portfolios, pursuant to certain limitations: U.S. Short-Term, Mortgage, U.S. Inflation-Indexed and Global Inflation-Indexed Hedged (the "Underlying Portfolios" ). Such affiliated transactions will provide a more efficient way for each Acquiring Portfolio to allocate investment risk of portions of a particular index by investing a portion of its assets in an Underlying Portfolio that focuses on that asset class. Advisory fees of the Acquiring Portfolios, if any, charged in association with investments in Underlying Portfolios are based on services provided that are in addition to, rather than duplicative of, services provided pursuant to any Underlying Portfolio's advisory contract.

Transactions with affiliated issuers are listed in Appendix D of the Notes to Financial Statements.

13. SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled liquid assets.

14. CONCENTRATION OF RISKS

The Portfolios may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid and more volatile than the securities markets of the United States and developed foreign markets.

The Portfolios may invest in debt securities which are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater the risks. In addition, lower rated securities have higher risk characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default.

15. PROXY VOTING POLICY

A description of FFTW's proxy voting policies and procedures and FFTW's proxy voting record for the most recent twelve-month period ending June 30, 2005 are available without charge, upon request, by calling (800) 247-0473 and on the Securities and Exchange Commission's website at www.sec.gov.

16. QUARTERLY REPORTING

FFTW files its complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. FFTW's Form N-Q is available without charge, upon request, by calling (800) 247-0473. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov. FFTW's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition the Fund's portfolio holdings are available on a monthly basis on FFTW's website at www.FFTW.com.

17. SUBSEQUENT EVENT

The Fund has issued a request for proposals to ten nationally recognized audit firms to serve as the Fund's Independent Registered Public Accounting Firm. KPMG LLP, which had served as the Fund's Independent Registered Public Accounting Firm, declined to participate in this request for proposals. Accordingly, KPMG LLP tendered its resignation with effect from July 8, 2005. KPMG's resignation did not relate to any disagreement with the Fund on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures and does not affect the Fund's audited financial statements for the year ended December 31, 2004. The Fund's Board expects to retain a new Independent Registered Public Accounting Firm by October 2005 for the Fund.

                                   APPENDIX A
           OPEN FORWARD FOREIGN EXCHANGE CONTRACTS AS OF JUNE 30, 2005
                          (CONTINUATION OF FOOTNOTE 5)

LIMITED DURATION

                                                                                                     UNREALIZED
   CONTRACT                                                              COST/                      APPRECIATION
    AMOUNT                                                             PROCEEDS        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      4,117,793   Euro closing 8/17/05                              $  5,325,417   $   4,992,715   $      332,702
                                                                                                   --------------
                                                                                                   $      332,702
                                                                                                   ==============

WORLDWIDE

                                                                                                     UNREALIZED
   CONTRACT                                                              COST/                      APPRECIATION
    AMOUNT                                                             PROCEEDS        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
      1,025,087   Australian Dollar closing 8/17/05                 $    788,290   $     779,360   $       (8,930)
      6,139,935   British Pound Sterling closing 8/17/05              11,399,131      10,988,926         (410,205)
      6,984,739   Canadian Dollar closing 8/17/05                      5,676,930       5,708,938           32,008
     47,080,797   Euro closing 8/17/05                                60,676,227      57,084,229       (3,591,998)
    715,085,350   Hungarian Forint closing 8/17/05                     3,657,726       3,490,606         (167,120)
    127,112,487   Icelandic Krona closing 8/17/05                      1,898,500       1,939,677           41,177
  3,678,352,303   Japanese Yen closing 8/17/05                        34,690,006      33,328,163       (1,361,843)
     16,653,066   Mexican Peso closing 8/17/05                         1,489,534       1,532,705           43,171
        158,186   New Zealand Dollar closing 8/17/05                     113,103         109,606           (3,497)
      3,022,849   Polish Zloty closing 8/17/05                           925,976         903,248          (22,728)
  2,135,397,331   Republic of Korea Won closing 8/17/05                2,121,185       2,066,118          (55,067)
        421,968   Singapore Dollar closing 8/17/05                       256,671         250,484           (6,187)
      3,910,075   South African Rand closing 8/17/05                     634,196         583,402          (50,794)
      6,615,745   Swedish Krona closing 8/17/05                          903,063         849,056          (54,007)
      4,058,191   Swiss Franc closing 8/17/05                          3,437,345       3,177,755         (259,590)

                                                                                                     UNREALIZED
   CONTRACT                                                              COST/                      APPRECIATION
    AMOUNT                                                             PROCEEDS        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE SELL CONTRACTS
        310,000   Australian Dollar closing 8/17/05                 $    240,355   $     235,689   $        4,666
      6,501,144   British Pound Sterling closing 8/17/05              12,338,281      11,635,399          702,882
      4,627,236   Canadian Dollar closing 8/17/05                      3,703,343       3,782,046          (78,703)
      3,158,265   Danish Krone closing 8/17/05                           550,000         513,858           36,142
     50,348,570   Euro closing 8/17/05                                64,823,435      61,046,318        3,777,117
    673,570,500   Hungarian Forint closing 8/17/05                     3,445,373       3,287,956          157,417
     43,201,464   Icelandic Krona closing 8/17/05                        669,479         659,234           10,245
  2,080,834,271   Japanese Yen closing 8/17/05                        19,779,315      18,853,655          925,660
     36,693,961   Mexican Peso closing 8/17/05                         3,318,053       3,377,216          (59,163)
      4,360,336   New Zealand Dollar closing 8/17/05                   3,105,768       3,021,260           84,508
      2,028,259   Polish Zloty closing 8/17/05                           615,256         606,058            9,198
    678,980,000   Republic of Korea Won closing 8/17/05                  680,000         656,952           23,048
      1,414,730   South African Rand closing 8/17/05                     230,000         211,085           18,915
     45,938,813   Swedish Krona closing 8/17/05                        6,521,539       5,895,728          625,811
      4,523,417   Swiss Franc closing 8/17/05                          3,809,883       3,542,048          267,835
                                                                                                   --------------
                                                                                                   $      629,968
                                                                                                   ==============

                                                                                                                     UNREALIZED
 CONTRACT      CURRENCY TO       COST/                   CONTRACT        CURRENCY TO        COST/                   APPRECIATION
  AMOUNT         DELIVER       PROCEEDS       VALUE       AMOUNT           RECEIVE        PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/17/05
  3,290,000  Euro             $ 4,103,497  $ 3,989,039  438,661,315  Japanese Yen        $ 4,103,497  $ 3,974,545  $      (14,494)
    230,000  Euro                 286,564      278,869      156,892  British Pound
                                                                     Sterling                286,564      280,797           1,928
    120,000  Euro                 148,216      145,497      948,402  Norwegian Krone         148,216      145,289            (208)
266,619,920  Icelandic Krona    4,110,449    4,068,495    3,230,000  Euro                  4,110,449    3,916,290        (152,205)
 24,429,220  Japanese Yen         224,565      221,344      280,000  Canadian Dollar         224,565      228,856           7,512
276,754,370  Japanese Yen       2,532,126    2,507,567    2,060,000  Euro                  2,532,126    2,497,696          (9,871)
    276,795  Swedish Krona         38,003       35,523       30,000  Euro                     38,003       36,374             851
                                                                                                                   --------------
                                                                                                                   $     (166,487)
                                                                                                                   ==============

                                                                                                     UNREALIZED
   CONTRACT                                                             COST/                       APPRECIATION
    AMOUNT                                                            PROCEEDS         VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
      2,722,425   British Pound Sterling closing 8/17/05            $  4,917,708   $   4,872,450   $      (45,258)
      1,091,610   Canadian Dollar closing 8/17/05                        880,000         892,221           12,221
     22,112,672   Euro closing 8/17/05                                27,077,680      26,811,033         (266,647)
    209,037,380   Hungarian Forint closing 8/17/05                     1,069,245       1,020,391          (48,854)
      2,187,360   Icelandic Krona closing 8/17/05                         32,897          33,378              481
    346,768,343   Japanese Yen closing 8/17/05                         3,290,000       3,141,937         (148,063)
      6,001,770   Mexican Peso closing 8/17/05                           539,863         552,387           12,524
      1,022,429   Polish Zloty closing 8/17/05                           313,196         305,509           (7,687)
      1,442,723   Republic of Korea Won closing 8/17/05                    1,433           1,396              (37)
         30,728   Singapore Dollar closing 8/17/05                        18,691          18,240             (451)
      1,175,330   Swedish Krona closing 8/17/05                          150,934         150,840              (94)
        910,674   Swiss Franc closing 8/17/05                            764,345         713,100          (51,245)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      4,586,218   British Pound Sterling closing 8/17/05               8,501,098       8,213,243          287,855
      1,249,671   Canadian Dollar closing 8/17/05                        997,395       1,021,412          (24,017)
     40,538,271   Euro closing 8/17/05                                50,925,848      49,124,092        1,801,756
    208,782,000   Hungarian Forint closing 8/17/05                     1,067,938       1,019,145           48,793
     11,416,118   Icelandic Krona closing 8/17/05                        176,912         174,205            2,707
    584,027,245   Japanese Yen closing 8/17/05                         5,468,830       5,291,651          177,179
     20,156,584   Mexican Peso closing 8/17/05                         1,831,914       1,855,159          (23,245)
      1,463,146   New Zealand Dollar closing 8/17/05                   1,041,760       1,013,809           27,951
      1,013,375   Polish Zloty closing 8/17/05                           310,423         302,803            7,620
      1,517,115   Swedish Krona closing 8/17/05                          212,473         194,705           17,768
        985,477   Swiss Franc closing 8/17/05                            827,518         771,675           55,843
                                                                                                   --------------
                                                                                                   $    1,837,100
                                                                                                   ==============

                                                                                                                     UNREALIZED
 CONTRACT      CURRENCY TO       COST/                   CONTRACT        CURRENCY TO        COST/                   APPRECIATION
  AMOUNT         DELIVER       PROCEEDS       VALUE       AMOUNT           RECEIVE        PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/17/05
     81,770  British Pound
             Sterling         $   150,863  $   146,348      120,000  Euro                $   150,863  $   145,497  $         (851)
  1,360,000  Euro               1,685,138    1,648,964  180,658,785  Japanese Yen          1,685,138    1,636,881         (12,083)
 94,085,900  Icelandic Krona    1,421,191    1,435,707    1,149,825  Euro                  1,421,191    1,394,133         (41,574)
  8,762,760  Japanese Yen          80,749       79,396      100,000  Canadian Dollar          80,749       81,734           2,338
107,555,960  Japanese Yen         980,268      974,524      800,000  Euro                    980,268      969,979          (4,545)
                                                                                                                   --------------
                                                                                                                   $      (56,715)
                                                                                                                   ==============

                                                                                                     UNREALIZED
   CONTRACT                                                              COST/                      APPRECIATION
    AMOUNT                                                             PROCEEDS        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
        820,434   Australian Dollar closing 8/17/05                 $    630,914   $     623,765   $       (7,149)
      2,180,902   British Pound Sterling closing 8/17/05               4,017,285       3,903,261         (114,024)
      6,236,285   Canadian Dollar closing 8/17/05                      5,062,575       5,097,193           34,618
      5,057,228   Danish Krone closing 8/17/05                           882,585         822,825          (59,760)
     22,574,270   Euro closing 8/17/05                                28,794,521      27,370,709       (1,423,812)
     29,545,359   Icelandic Krona closing 8/17/05                        456,972         450,848           (6,124)
  2,591,618,461   Japanese Yen closing 8/17/05                        24,447,975      23,481,678         (966,297)
     19,731,969   Mexican Peso closing 8/17/05                         1,769,578       1,816,079           46,501
      2,408,497   Polish Zloty closing 8/17/05                           737,784         719,675          (18,109)
  1,631,496,942   Republic of Korea Won closing 8/17/05                1,620,639       1,578,566          (42,073)
        326,927   Singapore Dollar closing 8/17/05                       198,860         194,067           (4,793)
      2,947,595   South African Rand closing 8/17/05                     478,087         439,796          (38,291)
     40,051,642   Swedish Krona closing 8/17/05                        5,596,067       5,140,176         (455,891)
      2,486,915   Swiss Franc closing 8/17/05                          2,110,526       1,947,372         (163,154)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
      1,821,537   British Pound Sterling closing 8/17/05               3,419,744       3,260,089          159,655
      3,706,546   Canadian Dollar closing 8/17/05                      2,955,551       3,029,525          (73,974)
        880,583   Danish Krone closing 8/17/05                           150,000         143,273            6,727
     18,999,520   Euro closing 8/17/05                                24,065,078      23,036,418        1,028,660
      4,982,120   Icelandic Krona closing 8/17/05                         77,206          76,025            1,181
  1,129,478,099   Japanese Yen closing 8/17/05                        10,608,260      10,233,775          374,485
     25,962,112   Mexican Peso closing 8/17/05                         2,342,402       2,389,485          (47,083)
      7,021,583   New Zealand Dollar closing 8/17/05                   5,000,576       4,865,229          135,347
      1,106,490   Polish Zloty closing 8/17/05                           330,000         330,627             (627)
     64,061,789   Swedish Krona closing 8/17/05                        9,107,836       8,221,607          886,229
      2,943,610   Swiss Franc closing 8/17/05                          2,471,796       2,304,985          166,811
                                                                                                   --------------
                                                                                                   $     (580,947)
                                                                                                   ==============

                                                                                                                     UNREALIZED
 CONTRACT      CURRENCY TO       COST/                   CONTRACT        CURRENCY TO        COST/                   APPRECIATION
  AMOUNT         DELIVER       PROCEEDS       VALUE       AMOUNT           RECEIVE        PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/17/05
    190,145  British Pound
             Sterling         $   349,108  $   340,311      280,000  Euro                $   349,108  $   339,493  $         (818)
  3,890,000  Euro               4,774,569    4,716,523  513,965,365  Japanese Yen          4,774,569    4,656,846         (59,677)
    130,000  Euro                 159,038      157,621    1,027,436  Norwegian Krone         159,038      157,396            (225)
121,654,780  Icelandic Krona    1,833,941    1,856,395    1,472,334  Euro                  1,833,941    1,785,166         (71,229)
 35,795,110  Japanese Yen         329,341      324,326      410,000  Canadian Dollar         329,341      335,111          10,785
299,568,380  Japanese Yen       2,741,630    2,714,276    2,240,000  Euro                  2,741,630    2,715,941           1,665
  3,299,140  Swedish Krona        463,655      423,407      360,000  Euro                    463,655      436,491          13,084
                                                                                                                   --------------
                                                                                                                   $     (106,415)
                                                                                                                   ==============

                                                                                                     UNREALIZED
   CONTRACT                                                              COST/                      APPRECIATION
    AMOUNT                                                             PROCEEDS        VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN EXCHANGE BUY CONTRACTS
        135,200   British Pound Sterling closing 8/17/05            $    245,824   $     241,975   $       (3,849)
      1,266,841   Canadian Dollar closing 8/17/05                      1,021,137       1,035,445           14,308
      5,925,599   Euro closing 8/17/05                                 7,511,141       7,184,633         (326,508)
     55,454,822   Icelandic Krona closing 8/17/05                        859,365         846,215          (13,150)
    361,441,478   Japanese Yen closing 8/17/05                         3,436,613       3,274,885         (161,728)
      1,585,427   New Zealand Dollar closing 8/17/05                   1,151,050       1,098,536          (52,514)
      1,643,032   Polish Zloty closing 8/17/05                           503,303         490,949          (12,354)
      1,246,320   Swedish Krona closing 8/17/05                          160,000         159,951              (49)
        780,827   Swiss Franc closing 8/17/05                            662,702         611,425          (51,277)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
        316,155   Australian Dollar closing 8/17/05                      243,921         240,368            3,553
      3,908,286   British Pound Sterling closing 8/17/05               7,419,458       6,994,841          424,617
      2,306,371   Canadian Dollar closing 8/17/05                      1,842,666       1,885,100          (42,434)
      8,118,889   Euro closing 8/17/05                                10,249,427       9,843,940          405,487
     54,901,300   Icelandic Krona closing 8/17/05                        850,787         837,768           13,019
    452,519,460   Japanese Yen closing 8/17/05                         4,250,015       4,100,108          149,907
      2,673,950   New Zealand Dollar closing 8/17/05                   1,908,989       1,852,770           56,219
      4,358,731   Polish Zloty closing 8/17/05                         1,335,191       1,302,419           32,772
     38,004,549   Swedish Krona closing 8/17/05                        5,395,257       4,877,455          517,802
      1,021,000   Swiss Franc closing 8/17/05                            857,324         799,491           57,833
                                                                                                   --------------
                                                                                                   $    1,011,654
                                                                                                   ==============

                                                                                                                     UNREALIZED
 CONTRACT      CURRENCY TO       COST/                   CONTRACT        CURRENCY TO        COST/                   APPRECIATION
  AMOUNT         DELIVER       PROCEEDS       VALUE       AMOUNT           RECEIVE        PROCEEDS       VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
FORWARD CROSS CURRENCY CONTRACTS CLOSING 8/17/05
    123,023  British Pound
             Sterling         $   228,411  $   220,181      180,000  Euro                $   228,411  $   218,245  $       (1,936)
  1,500,000  Euro               1,857,664    1,818,711  199,022,615  Japanese Yen          1,857,664    1,803,269         (15,442)
  9,639,030  Japanese Yen          88,824       87,336      110,000  Canadian Dollar          88,824       89,908           2,572
126,064,670  Japanese Yen       1,150,672    1,142,224      940,000  Euro                  1,150,672    1,139,725          (2,499)
    733,000  Swedish Krona        103,083       94,072       80,000  Euro                    103,083       96,998           2,926
                                                                                                                   --------------
                                                                                                                   $      (14,379)
                                                                                                                   ==============

                                   APPENDIX B
              OPEN FINANCIAL FUTURES CONTRACTS AS OF JUNE 30, 2005
                          (CONTINUATION OF FOOTNOTE 6)

U.S. SHORT-TERM

                                                                             NOTIONAL
                                                                             VALUE OF        UNREALIZED
CONTRACTS                                                                    CONTRACTS      DEPRECIATION
----------------------------------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS:
     9   September 2005 2-Year U.S. Treasury Note                        $     1,869,188   $          (735)
                                                                                           ===============

LIMITED DURATION

                                                                             NOTIONAL
                                                                             VALUE OF        UNREALIZED
CONTRACTS                                                                    CONTRACTS      DEPRECIATION
----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
    32   September 2005 2-Year U.S. Treasury Note                        $     6,646,000   $        (1,112)
                                                                                           ===============

MORTGAGE

                                                                             NOTIONAL         UNREALIZED
                                                                             VALUE OF        APPRECIATION
CONTRACTS                                                                    CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
    11   September 2005 10-Year U.S. Treasury Note                       $     1,248,156   $         5,118

SHORT FUTURES CONTRACTS:
    28   September 2005 2-Year U.S. Treasury Note                              5,815,250               776
   105   September 2005 5-Year U.S. Treasury Note                             11,433,516           (16,948)
                                                                                           ---------------
                                                                                           $       (11,054)
                                                                                           ===============

WORLDWIDE

                                                                             NOTIONAL         UNREALIZED
                                                                             VALUE OF        APPRECIATION
CONTRACTS                                                                    CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
    37   September 2005 10-Year U.S. Treasury Note                       $     4,198,344   $        12,797
    10   September 2005 2-Year U.S. Treasury Note                              2,076,875             2,543
     2   September 2005 5-Year U.S. Treasury Note                                217,781               383
   113   September 2005 Euro BOBL                                             15,819,951            50,935

SHORT FUTURES CONTRACTS:
    22   September 2005 2-Year U.S. Treasury Note                              4,569,125            (4,483)
    28   September 2005 5-Year U.S. Treasury Note                              3,048,938            (7,146)
    12   September 2005 U.S. Long Bond                                         1,425,000           (29,292)
                                                                                           ---------------
                                                                                           $        25,737
                                                                                           ===============

WORLDWIDE CORE

                                                                             NOTIONAL         UNREALIZED
                                                                             VALUE OF        APPRECIATION
CONTRACTS                                                                    CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     9   September 2005 10-Year U.S. Treasury Note                       $     1,021,219   $         6,859
    20   September 2005 2-Year U.S. Treasury Note                              4,153,750             5,398
    24   September 2005 Euro BOBL                                              3,359,990             1,940
     9   September 2005 Euro Bund                                              1,345,637             3,645
     3   September 2005 Long Gilts                                               613,932             2,240
     7   September 2005 U.S. Long Bond                                           831,250            (1,556)

SHORT FUTURES CONTRACTS:
     8   September 2005 10-Year U.S. Treasury Note                               907,750             1,597
     5   September 2005 2-Year U.S. Treasury Note                              1,038,437            (1,268)
    37   September 2005 5-Year U.S. Treasury Note                              4,028,953            (1,380)
                                                                                           ---------------
                                                                                           $        17,475
                                                                                           ===============

INTERNATIONAL

                                                                             NOTIONAL         UNREALIZED
                                                                             VALUE OF        APPRECIATION
CONTRACTS                                                                    CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
LONG FUTURES CONTRACTS:
     5   September 2005 2-Year U.S. Treasury Note                        $     1,038,438   $         1,264
    77   September 2005 Euro BOBL                                             10,779,967            23,329
    48   September 2005 Euro Bund                                              7,176,733            47,583

SHORT FUTURES CONTRACTS:
     5   September 2005 10-Year U.S. Treasury Note                               567,344            (3,846)
    85   September 2005 5-Year U.S. Treasury Note                              9,255,703           (33,627)
     5   September 2005 Long Gilts                                             1,023,220            (8,993)
    17   September 2005 U.S. Long Bond                                         2,018,750           (41,794)
                                                                                           ---------------
                                                                                           $       (16,084)
                                                                                           ===============

                                   APPENDIX C
                           CAPITAL STOCK TRANSACTIONS
                          (CONTINUATION OF FOOTNOTE 7)

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                           17,271,304    $   160,997,695         31,213,110    $   293,056,688
Shares issued related to reinvestment of
  dividends                                              235,687          2,195,818            360,200          3,377,096
                                                 ---------------    ---------------    ---------------    ---------------
                                                      17,506,991        163,193,513         31,573,310        296,433,784
Shares redeemed                                       19,228,482        179,241,076         27,179,785        255,189,500
                                                 ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                               (1,721,491)   $   (16,047,563)         4,393,525    $    41,244,284
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for Limited Duration were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            6,479,981    $    62,920,906            229,890    $     2,279,880
Shares issued related to reinvestment of
  dividends                                              188,889          1,833,873            352,061          3,472,733
                                                 ---------------    ---------------    ---------------    ---------------
                                                       6,668,870         64,754,779            581,951          5,752,613
Shares redeemed                                          575,423          5,587,196          5,053,187         50,030,918
                                                 ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                                6,093,447    $    59,167,583         (4,471,236)   $   (44,278,305)
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for Mortgage were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                              898,322    $     9,100,000            704,226    $     7,000,000
Shares issued related to reinvestment of
  dividends                                              360,199          3,631,084            621,348          6,277,976
                                                 ---------------    ---------------    ---------------    ---------------
                                                       1,258,521         12,731,084          1,325,574         13,277,976
Shares redeemed                                          196,271          2,000,000          2,890,645         29,291,074
                                                 ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                                1,062,250    $    10,731,084         (1,565,071)   $   (16,013,098)
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for Worldwide were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES            AMOUNT              SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                              869,778    $     8,456,819          1,223,015    $    11,934,308
Shares issued related to reinvestment of
  dividends                                              236,560          2,296,119          1,592,982         15,348,610
                                                 ---------------    ---------------    ---------------    ---------------
                                                       1,106,338         10,752,938          2,815,997         27,282,918
Shares redeemed                                        7,125,738         69,517,305          1,251,410         12,055,715
                                                 ---------------    ---------------    ---------------    ---------------
Net increase (decrease)                               (6,019,400)   $   (58,764,367)         1,564,587    $    15,227,203
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for Worldwide Core were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES            AMOUNT              SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                              229,327    $     2,519,549            600,705    $     6,555,997
Shares issued related to reinvestment of
  dividends                                               75,430            827,442            393,067          4,189,628
                                                 ---------------    ---------------    ---------------    ---------------
                                                         304,757          3,346,991            993,772         10,745,625
Shares redeemed                                        3,823,758         42,336,349          1,960,299         21,574,794
                                                 ---------------    ---------------    ---------------    ---------------
Net decrease                                          (3,519,001)   $   (38,989,358)          (966,527)   $   (10,829,169)
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for International were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES            AMOUNT              SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            1,930,033    $    16,903,316          4,786,043    $    42,195,233
Shares issued related to reinvestment of
  dividends                                              107,405            934,203            778,499          6,402,832
                                                 ---------------    ---------------    ---------------    ---------------
                                                       2,037,438         17,837,519          5,564,542         48,598,065
Shares redeemed                                        1,603,022         13,971,845          5,473,176         46,914,360
                                                 ---------------    ---------------    ---------------    ---------------
Net increase                                             434,416    $     3,865,674             91,366    $     1,683,705
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for U.S. Inflation-Indexed were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES            AMOUNT              SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                            1,496,561    $    15,951,000          2,275,762    $    25,561,000
Shares issued related to reinvestment of
  dividends                                              245,315          2,637,350            780,167          8,363,487
                                                 ---------------    ---------------    ---------------    ---------------
                                                       1,741,876         18,588,350          3,055,929         33,924,487
Shares redeemed                                          140,977          1,505,638          1,735,758         19,007,494
                                                 ---------------    ---------------    ---------------    ---------------
Net increase                                           1,600,899    $    17,082,712          1,320,171    $    14,916,993
                                                 ===============    ===============    ===============    ===============

Transactions in capital stock for Global Inflation-Indexed were as follows for the periods indicated:

                                                         SIX MONTHS ENDED                          YEAR ENDED
                                                     JUNE 30, 2005 (UNAUDITED)                 DECEMBER 31, 2004
                                                 ----------------------------------    ----------------------------------
                                                      SHARES            AMOUNT              SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold                                              681,380    $     7,125,000              6,983    $        75,000
Shares issued related to reinvestment of
  dividends                                               44,682            469,109            159,150          1,659,277
                                                 ---------------    ---------------    ---------------    ---------------
                                                         726,062          7,594,109            166,133          1,734,277
Shares redeemed                                            9,777            103,113                  -                  -
                                                 ---------------    ---------------    ---------------    ---------------
Net increase                                             716,285    $     7,490,996            166,133    $     1,734,277
                                                 ===============    ===============    ===============    ===============

                                   APPENDIX D
                        INVESTMENTS IN AFFILIATED ISSUERS

WORLDWIDE

                                  VALUE,                                    VALUE,                    REALIZED
                                BEGINNING                     SALES         END OF      DIVIDEND       GAINS
                                OF PERIOD    PURCHASES       PROCEEDS       PERIOD       INCOME    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
U.S. Short-Term                 $       -  $  22,528,332  $  18,702,146  $  3,830,646  $   38,657  $            -
                                ---------  -------------  -------------  ------------  ----------  --------------

WORLDWIDE CORE

                                  VALUE,                                     VALUE,                   REALIZED
                                BEGINNING                     SALES          END OF     DIVIDEND       GAINS
                                OF PERIOD    PURCHASES       PROCEEDS        PERIOD      INCOME    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------
U.S. Short-Term                 $       -  $   6,043,306  $   6,032,478  $          -  $   50,325  $            -
                                ---------  -------------  -------------  ------------  ----------  --------------

FUND EXPENSES
JUNE 30, 2005 (UNAUDITED)

     The Funds incur ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended June 30, 2005, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

U.S. SHORT-TERM

                                                                                   OPERATING
                                                        BEGINNING      ENDING       EXPENSE
                                                         AMOUNT        VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,013.70   $       1.95
2) Hypothetical                                              1,000     1,022.86           1.96

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

LIMITED DURATION

                                                                                   OPERATING
                                                        BEGINNING      ENDING       EXPENSE
                                                         AMOUNT         VALUE      INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,012.90   $       1.95
2) Hypothetical                                              1,000     1,022.86           1.96

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.39%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MORTGAGE

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,024.80   $       2.16
2) Hypothetical                                              1,000     1,022.66           2.16

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.43%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

WORLDWIDE

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $   970.30   $       2.93
2) Hypothetical                                              1,000     1,021.82           3.01

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

WORLDWIDE CORE

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,031.40   $       3.37
2) Hypothetical                                              1,000     1,021.47           3.36

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.67%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

INTERNATIONAL

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $   934.40   $       3.69
2) Hypothetical                                              1,000     1,020.98           3.86

* Expenses are calculated using the annualized expense for the six months ended June 30, 2005 of 0.77%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

U.S. INFLATION-INDEXED

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,031.50   $       1.76
2) Hypothetical                                              1,000     1,023.06           1.76

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.35%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

GLOBAL INFLATION-INDEXED

                                                                                    OPERATING
                                                        BEGINNING      ENDING        EXPENSE
                                                         AMOUNT         VALUE       INCURRED*
----------------------------------------------------------------------------------------------
1) Actual                                             $      1,000   $ 1,034.00   $       2.52
2) Hypothetical                                              1,000     1,022.32           2.51

* Expenses are calculated using the annualized expense, net of waivers, for the six months ended June 30, 2005 of 0.50%, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

FFTW FUNDS, INC.

DIRECTORS AND OFFICERS

Listed in the charts below is basic information regarding the Directors and officers of the Fund.

INDEPENDENT DIRECTORS:

                                                                                      NUMBER OF
                                         TERM OF                PRINCIPAL           PORTFOLIOS IN
                         POSITION(S)   OFFICE(1) AND           OCCUPATION(S)         FUND COMPLEX
     NAME, ADDRESS,       HELD WITH     LENGTH OF              DURING PAST           OVERSEEN BY       OTHER DIRECTORSHIPS
        AND AGE             FUND       TIME SERVED             FIVE YEARS             DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
John C Head III        Director      Since June       Managing Member of                 17        Director of several private
c/o FFTW, Inc.                       1989             Head & Company L.L.C.                        companies.
200 Park Avenue                                       since 1987.
New York, NY
Age: 57

Lawrence B.Krause      Director      Since April      Professor Emeritus at the          17        Director -- PriceSmart
c/o FFTW, Inc.                       1991             University of California --                  Inc.
200 Park Avenue                                       San Diego ("UCSD"),
New York, NY                                          La Jolla, CA from 1987 to
Age: 75                                               1998; member of the
                                                      Council on Foreign
                                                      Relations and Journal of
                                                      Economic Research.

Saul H. Hymans         Director      Since April      Professor Emeritus of              17        N/A
c/o FFTW, Inc.                       1999             Economics and Statistics
200 Park Avenue                                       and Director of the
New York, NY                                          Research Seminar in
Age: 68                                               Quantitative Economics at
                                                      the University of Michigan;
                                                      member of the Michigan
                                                      faculty since 1964.

Andrea Redmond         Director      Since April      Managing Director of               17        N/A
c/o FFTW, Inc.                       1999             Russell Reynolds
200 Park Avenue                                       Associates, Inc., an
New York, NY                                          executive search firm,
Age: 49                                               since 1986.

(1) Each Director is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

INTERESTED DIRECTOR:

                                                                                      NUMBER OF
                                         TERM OF               PRINCIPAL           PORTFOLIOS IN
                         POSITION(S)   OFFICE(1) AND          OCCUPATION(S)         FUND COMPLEX
     NAME, ADDRESS,       HELD WITH     LENGTH OF              DURING PAST           OVERSEEN BY       OTHER DIRECTORSHIPS
        AND AGE             FUND       TIME SERVED             FIVE YEARS             DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
Stephen P. Casper(2)   Director,     Principal        Managing Director of               17        Director of the following
FFTW, Inc.             Principal     Executive        FFTW, Inc. and its parent                    Boards: The Depository
200 Park Avenue        Executive     Officer and      company, Charter                             Trust & Clearing
New York, NY           Officer and   President since  Atlantic Corporation                         Corporation, The
Age: 55                President.    November 2002,   since December 1991;                         Depository Trust
                                     formerly Vice    Chief Executive Officer                      Company, The National
                                     President from   and President since                          Securities Clearing
                                     February 2001-   April 2004; Chief                            Corporation, The
                                     November 2002,   Operating Officer of                         Emerging Markets
                                     Director since   FFTW, Inc. and its parent                    Clearing Corporation,
                                     November 1997;   company Charter Atlantic                     The Fixed Income
                                     formerly,        Corporation since                            Clearing Corporation,
                                     Treasurer from   May 2001.                                    Fischer Francis Trees &
                                     October 1990-                                                 Watts (Singapore) Pte
                                     November 1997                                                 Ltd, FFTW Funds
                                                                                                   Selection, FFTW Funds
                                                                                                   Selection II, FFTW
                                                                                                   Diversified Alpha Fund
                                                                                                   Ltd., FFTW Global Credit
                                                                                                   Fund SPC, MarketAxess
                                                                                                   Holdings, Inc., FFTW
                                                                                                   Mortgage Total Return
                                                                                                   Fund plc, and FFTW
                                                                                                   Global Debt Fund plc

(1) Mr. Casper is elected to serve in accordance with the Articles of Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Mr. Casper is considered an "interested person" of FFTW Funds, Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of his position with FFTW, Inc., which serves as Investment Adviser to the Fund.

PRINCIPAL OFFICERS:

                                                           TERM OF
                                                        OFFICE(1) AND
     NAME, ADDRESS,            POSITION(S) HELD           LENGTH OF                 PRINCIPAL OCCUPATION(S)
       AND AGE                    WITH FUND              TIME SERVED                DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Michael L. Wyne              Vice President       Since December 2003           Director of Operations/Head of
FFTW, Inc.                                                                      Global Reporting/Analytics and
200 Park Avenue                                                                 Marketing at FFTW, Inc. since
New York, NY                                                                    1986.
Age: 44

William E. Vastardis         Treasurer,           Treasurer and Principal       President of EOS Fund
EOS Fund Services LLC        Principal            Financial Officer since       Services LLC since 2003;
55 Broad Street, Suite 13D   Financial Officer,   November 1997; Chief          CO-Chief Executive Officer of
New York, NY 10004           Chief Compliance     Compliance Officer since      EOS Compliance Services LLC
Age: 49                      Officer and          October 2004; AMLCO since     since August 2004; Managing
                             Anti-Money           September 2002; formerly,     Director for Investors Capital
                             Laundering           Secretary from February 1998  Services, Inc. (formerly AMT
                             Compliance           to May 2000                   Capital Services, Inc.) from
                             Officer (AMLCO)                                    1992 to 2003.

Victoria B. McFarlane        Assistant            Since December 2003           Director, Mutual Fund
Investors Bank & Trust       Treasurer                                          Administration, Investors Bank
200 Clarendon Street                                                            since April 2002; Assistant Vice
Boston, MA 02116                                                                President, MFS Investment
Age: 38                                                                         Management from 1998 to
                                                                                2002.

Robin S. Meister FFTW, Inc.  Secretary            Since May 2000                Chief Compliance Officer of
200 Park Avenue                                                                 FFTW, Inc. since 2004; Chief
New York, NY                                                                    Legal and Risk Officer of FFTW,
Age: 46                                                                         Inc. since 2002; Managing Director
                                                                                of FFTW, Inc. since 2003; General
                                                                                Counsel of FFTW, Inc. since
                                                                                September 1998.

Brian F. Link                Assistant            Since May 2005                Associate Counsel, Mutual Fund
Investors Bank & Trust       Secretary                                          Administration, Investors Bank
200 Clarendon Street                                                            since May 2004; Senior Product
Boston, MA 02116                                                                Manager, Deutsche Asset
Age: 32                                                                         Management from 2003 to
                                                                                2004; Product Manager, Fidelity
                                                                                Investments from 2000 to 2003.

(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                       This Page Intentionally Left Blank

OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION

OFFICERS AND DIRECTORS

Stephen P. Casper
DIRECTOR, PRESIDENT AND PRINCIPAL
EXECUTIVE OFFICER OF THE FUND

John C Head III
DIRECTOR OF THE FUND

Saul H. Hymans
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Andrea Redmond
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD

Michael L. Wyne
VICE PRESIDENT OF THE FUND

William E. Vastardis
TREASURER AND PRINCIPAL
FINANCIAL OFFICER AND CHIEF
COMPLIANCE OFFICER OF THE FUND

Victoria B. McFarlane
ASSISTANT TREASURER OF THE FUND

Robin S. Meister
SECRETARY OF THE FUND

Brian F. Link
ASSISTANT SECRETARY OF THE FUND


INVESTMENT ADVISER
Fischer Francis Trees & Watts, Inc.
200 Park Avenue, 46th Floor
New York, NY 10166

SUB-ADVISER
Fischer Francis Trees & Watts
2 Royal Exchange
London, EC3V 3RA

OPERATIONS MONITORING AGENT
EOS Fund Services LLC
55 Broad Street, Suite 13D
New York, NY 10004

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

ADMINISTRATOR, CUSTODIAN AND FUND ACCOUNTING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL
Dechert
1775 I Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue, 10th floor
New York, NY 10017

ITEM 2. CODE OF ETHICS.

     Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable to this filing.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

     Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable to this filing.

ITEMS 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this filing.

ITEMS 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILITAED PURCHASERS.

     Not applicable to this filing.

ITEMS 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of Ethics in Item 2 is not applicable to this filing.

     (a)(2) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

     (a)(3) Not applicable to this filing.

     (b) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)              FFTW Funds, Inc.


     By (Signature and Title)   /S/
                               -------------------------------------------------
                               Stephen P. Casper, President and Principal
                               Executive Officer

     Date                       9/1/2005
                               --------------------------


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


     By (Signature and Title)   /S/
                               -------------------------------------------------
                               Stephen P. Casper, President and Principal
                               Executive Officer

     Date                       9/1/2005
                               --------------------------


     By (Signature and Title)   /S/
                               -------------------------------------------------
                               William E. Vastardis, Treasurer and Principal Financial Officer

     Date                       9/1/2005
                               --------------------------